Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2021

COI-QTLY-0421
1.9887941.102

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33 (a)	$2,825,000	$2,729,150
3.8% 12/1/57 (a)	39,772,000	37,812,026
4.3% 2/15/30	3,992,000	4,578,168
4.75% 5/15/46	41,310,000	47,542,341
4.9% 6/15/42	6,909,000	8,142,389
5.55% 8/15/41	12,537,000	15,905,109
6.2% 3/15/40	2,303,000	3,081,934
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,246,000	1,334,778
7.5% 10/15/26 (a)	1,565,000	1,654,690
Frontier Communications Corp. 5.875% 10/15/27 (a)	235,000	251,450
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	85,000	83,628
4.25% 7/1/28 (a)	2,240,000	2,271,606
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	2,190,000	2,283,075
5.625% 4/1/25	415,000	444,548
6.875% 1/15/28	40,000	45,115
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,595,000	2,744,213
SFR Group SA:
5.125% 1/15/29 (a)	720,000	723,971
7.375% 5/1/26 (a)	1,245,000	1,298,784
8.125% 2/1/27 (a)	325,000	354,253
Sprint Capital Corp.:
6.875% 11/15/28	4,280,000	5,414,200
8.75% 3/15/32	1,315,000	1,956,720
Telecom Italia Capital SA:
6% 9/30/34	286,000	330,341
7.2% 7/18/36	1,635,000	2,096,561
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	800,000	846,000
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	1,378,000	1,241,905
3.15% 3/22/30	3,550,000	3,807,649
4.329% 9/21/28	10,293,000	11,977,552
5.012% 4/15/49	129,000	163,714
Virgin Media Finance PLC 5% 7/15/30 (a)	636,000	647,130
		161,763,000
Entertainment - 0.1%
The Walt Disney Co.:
2.2% 1/13/28	10,316,000	10,696,348
2.65% 1/13/31	13,000,000	13,624,524
		24,320,872
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (a)	510,000	544,272
Media - 0.8%
Altice Financing SA:
5% 1/15/28 (a)	225,000	225,025
7.5% 5/15/26 (a)	819,000	854,921
Altice France Holding SA 6% 2/15/28 (a)	250,000	244,688
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	2,265,000	2,293,313
4.5% 8/15/30 (a)	435,000	450,443
4.5% 5/1/32 (a)	3,425,000	3,518,160
5% 2/1/28 (a)	2,401,000	2,515,048
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,100,000	25,415,758
3.7% 4/1/51	20,100,000	19,117,139
4.464% 7/23/22	5,986,000	6,263,618
4.8% 3/1/50	10,000,000	10,996,822
4.908% 7/23/25	4,642,000	5,299,179
5.375% 5/1/47	41,310,000	48,559,736
5.75% 4/1/48	18,275,000	22,529,699
Comcast Corp.:
3.4% 4/1/30	2,848,000	3,166,206
3.75% 4/1/40	1,000,000	1,128,765
4.65% 7/15/42	2,578,000	3,226,656
CSC Holdings LLC:
4.125% 12/1/30 (a)	510,000	512,040
4.625% 12/1/30 (a)	410,000	408,864
5.5% 4/15/27 (a)	564,000	593,441
5.75% 1/15/30 (a)	875,000	933,800
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	1,220,000	862,784
Discovery Communications LLC:
3.625% 5/15/30	6,407,000	7,046,991
4.65% 5/15/50	17,335,000	20,094,026
DISH DBS Corp. 5.875% 11/15/24	638,000	668,356
Fox Corp.:
4.709% 1/25/29	2,296,000	2,694,327
5.476% 1/25/39	2,264,000	2,906,861
5.576% 1/25/49	1,502,000	1,977,256
Gray Television, Inc. 4.75% 10/15/30 (a)	245,000	245,000
Lamar Media Corp. 3.625% 1/15/31 (a)	515,000	508,887
Meredith Corp. 6.5% 7/1/25 (a)	615,000	654,975
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	225,000	220,978
Sinclair Television Group, Inc. 4.125% 12/1/30 (a)	780,000	761,709
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	155,000	156,550
5% 8/1/27 (a)	375,000	390,476
5.5% 7/1/29 (a)	1,890,000	2,045,358
Tegna, Inc.:
4.625% 3/15/28 (a)	915,000	936,731
5% 9/15/29	115,000	119,837
Time Warner Cable LLC:
4% 9/1/21	12,819,000	12,928,725
4.5% 9/15/42	886,000	976,764
5.5% 9/1/41	1,530,000	1,872,626
5.875% 11/15/40	8,089,000	10,298,561
6.55% 5/1/37	5,846,000	7,954,537
6.75% 6/15/39	4,614,000	6,361,594
7.3% 7/1/38	3,785,000	5,410,063
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (a)	585,000	598,163
5.5% 5/15/29 (a)	415,000	444,805
Ziggo Bond Co. BV 5.125% 2/28/30 (a)	540,000	563,015
Ziggo BV:
4.875% 1/15/30 (a)(b)	550,000	574,063
5.5% 1/15/27 (a)	1,220,000	1,267,592
		249,794,931
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	214,000
5.125% 1/15/28 (a)	1,200,000	1,272,882
6.625% 10/15/26 (a)	1,088,000	1,170,362
T-Mobile U.S.A., Inc.:
2.875% 2/15/31	695,000	681,969
3.75% 4/15/27 (a)	10,840,000	11,940,477
3.875% 4/15/30 (a)	22,877,000	25,151,431
4.5% 4/15/50 (a)	4,597,000	5,108,922
		45,540,043

TOTAL COMMUNICATION SERVICES		481,963,118

CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	615,000	588,094
Automobiles - 0.3%
General Motors Co. 5.4% 10/2/23	18,263,000	20,358,567
General Motors Financial Co., Inc.:
3.7% 5/9/23	8,751,000	9,270,446
4.25% 5/15/23	1,359,000	1,458,082
4.375% 9/25/21	5,310,000	5,432,099
5.2% 3/20/23	11,203,000	12,215,846
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	10,524,000	10,832,392
3.125% 5/12/23 (a)	9,168,000	9,662,036
3.35% 5/13/25 (a)	14,765,000	15,998,186
		85,227,654
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (a)(b)	825,000	821,123
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	765,000	790,341
Service Corp. International 5.125% 6/1/29	970,000	1,048,211
		2,659,675
Hotels, Restaurants & Leisure - 0.1%
Aramark Services, Inc.:
4.75% 6/1/26	843,000	855,645
5% 2/1/28 (a)	3,530,000	3,618,250
6.375% 5/1/25 (a)	1,890,000	1,996,313
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	905,000	958,164
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	836,000	830,817
Carnival Corp. 10.5% 2/1/26 (a)	1,105,000	1,284,563
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)	660,000	649,994
4% 5/1/31 (a)	1,535,000	1,556,106
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	164,000	170,560
MCE Finance Ltd.:
4.875% 6/6/25 (a)	750,000	769,500
5.375% 12/4/29 (a)	260,000	275,153
5.75% 7/21/28 (a)	390,000	417,495
MGM Resorts International 5.75% 6/15/25	820,000	902,944
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	130,000	142,675
11.5% 6/1/25 (a)	545,000	638,331
Starbucks Corp. 1.3% 5/7/22	5,502,000	5,563,100
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	290,000	295,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (a)	645,000	683,700
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	497,000	499,883
5.5% 10/1/27 (a)	425,000	440,141
		22,549,134
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,429,000	10,914,068
5% 6/15/27	12,243,000	14,324,310
5.25% 6/1/26	2,965,000	3,450,371
Newell Brands, Inc.:
5.875% 4/1/36	270,000	336,150
6% 4/1/46	1,185,000	1,530,546
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	16,018,410
4.875% 11/15/25	45,000	50,738
4.875% 3/15/27	15,464,000	17,667,620
5.625% 1/15/24	950,000	1,068,940
		65,361,153
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	2,350,000	2,278,725
2.7% 2/9/41	12,255,000	11,458,670
Match Group Holdings II LLC 4.125% 8/1/30 (a)	170,000	175,738
		13,913,133
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,845,000	2,941,161
3% 11/19/24	6,474,000	6,936,843
Mattel, Inc.:
5.45% 11/1/41	70,000	79,100
6.2% 10/1/40	531,000	626,580
		10,583,684
Multiline Retail - 0.0%
Nordstrom, Inc. 4.375% 4/1/30	510,000	498,432
Specialty Retail - 0.1%
AutoNation, Inc. 4.75% 6/1/30	1,430,000	1,686,044
AutoZone, Inc. 4% 4/15/30	19,121,000	21,800,461
O'Reilly Automotive, Inc. 4.2% 4/1/30	2,105,000	2,429,309
		25,915,814
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 4.875% 5/15/26 (a)	615,000	662,490
Levi Strauss & Co. 3.5% 3/1/31 (a)	355,000	358,994
The William Carter Co. 5.625% 3/15/27 (a)	446,000	469,694
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	645,000	689,344
		2,180,522

TOTAL CONSUMER DISCRETIONARY		229,477,295

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	6,600,000	7,955,143
4.9% 2/1/46	14,391,000	17,214,713
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,375,000	11,467,731
4.35% 6/1/40	6,274,000	7,294,901
4.5% 6/1/50	11,500,000	13,261,077
4.6% 6/1/60	18,803,000	21,616,983
4.75% 1/23/29	11,220,000	13,271,355
4.75% 4/15/58	5,641,000	6,706,094
5.45% 1/23/39	5,480,000	7,045,895
5.55% 1/23/49	13,389,000	17,422,198
5.8% 1/23/59 (Reg. S)	14,304,000	19,736,041
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	4,338,467
PepsiCo, Inc.:
2.625% 3/19/27	1,114,000	1,201,676
2.75% 3/19/30	5,700,000	6,102,823
		154,635,097
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (a)	1,475,000	1,417,106
Sysco Corp.:
6.6% 4/1/40	13,806,000	19,648,782
6.6% 4/1/50	53,060,000	78,571,266
U.S. Foods, Inc. 6.25% 4/15/25 (a)	445,000	473,369
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,956,272
		102,066,795
Food Products - 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	615,000	647,288
General Mills, Inc. 2.875% 4/15/30	1,277,000	1,352,857
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	269,000	295,217
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	23,280,000	26,073,600
6.5% 4/15/29 (a)	32,201,000	36,226,125
Kraft Heinz Foods Co.:
3.875% 5/15/27	560,000	612,118
4.25% 3/1/31	525,000	589,430
4.375% 6/1/46	11,995,000	13,068,223
4.625% 1/30/29	10,000,000	11,585,575
4.625% 10/1/39	820,000	925,552
4.875% 10/1/49	10,000,000	11,670,142
5% 7/15/35	2,215,000	2,679,774
5.2% 7/15/45	6,203,000	7,454,373
7.125% 8/1/39 (a)	9,489,000	13,915,578
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	825,000	899,250
Post Holdings, Inc. 4.625% 4/15/30 (a)	905,000	918,575
TreeHouse Foods, Inc. 4% 9/1/28	390,000	400,803
		129,314,480
Personal Products - 0.0%
Estee Lauder Companies, Inc. 3.125% 12/1/49	5,608,000	5,903,206
Prestige Brands, Inc. 3.75% 4/1/31 (a)(b)	340,000	331,568
		6,234,774

TOTAL CONSUMER STAPLES		392,251,146

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.:
4.25% 1/15/30	120,000	121,246
4.75% 4/15/43	805,000	786,896
5.1% 9/1/40	330,000	336,709
5.25% 2/1/42	495,000	514,800
5.35% 7/1/49	80,000	79,600
Canadian Natural Resources Ltd. 3.45% 11/15/21	2,648,000	2,683,475
Cheniere Energy Partners LP:
4% 3/1/31 (a)(b)	925,000	932,243
5.25% 10/1/25	3,020,000	3,103,956
5.625% 10/1/26	1,835,000	1,906,749
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	595,000	618,622
Citgo Petroleum Corp. 6.375% 6/15/26 (a)	660,000	669,900
Columbia Pipeline Group, Inc. 4.5% 6/1/25	852,000	964,044
Continental Resources, Inc. 5.75% 1/15/31 (a)	895,000	1,008,853
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,653,000	1,638,536
5.75% 4/1/25	2,038,000	2,049,311
6% 2/1/29 (a)	1,420,000	1,404,920
CVR Energy, Inc.:
5.25% 2/15/25 (a)	790,000	779,730
5.75% 2/15/28 (a)	105,000	104,038
DCP Midstream Operating LP:
3.875% 3/15/23	3,116,000	3,209,480
4.75% 9/30/21 (a)	2,233,000	2,251,143
5.125% 5/15/29	1,740,000	1,843,913
5.375% 7/15/25	540,000	575,662
5.6% 4/1/44	2,748,000	2,851,050
5.625% 7/15/27	620,000	670,983
5.85% 5/21/43 (a)(c)	4,466,000	3,963,575
6.45% 11/3/36 (a)	210,000	234,780
8.125% 8/16/30	15,000	19,650
EG Global Finance PLC 6.75% 2/7/25 (a)	530,000	544,496
Enable Midstream Partners LP 3.9% 5/15/24 (c)	869,000	929,608
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,650,226
Enbridge, Inc.:
4% 10/1/23	3,854,000	4,155,787
4.25% 12/1/26	1,461,000	1,665,070
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	45,000	45,900
5.75% 1/30/28 (a)	435,000	459,795
6.625% 7/15/25 (a)	110,000	115,619
Energy Transfer Partners LP:
3.75% 5/15/30	3,643,000	3,850,769
4.2% 9/15/23	1,203,000	1,295,612
4.25% 3/15/23	1,393,000	1,476,056
4.5% 4/15/24	1,576,000	1,727,954
4.95% 6/15/28	4,103,000	4,676,989
5% 5/15/50	7,800,000	8,258,919
5.25% 4/15/29	2,564,000	2,973,537
5.8% 6/15/38	2,288,000	2,641,475
6% 6/15/48	1,490,000	1,735,713
6.25% 4/15/49	1,761,000	2,105,796
EnLink Midstream LLC 5.625% 1/15/28 (a)	105,000	105,919
EnLink Midstream Partners LP:
5.05% 4/1/45	140,000	111,300
5.45% 6/1/47	290,000	239,975
5.6% 4/1/44	490,000	415,275
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	550,000	530,063
5.5% 7/15/28	440,000	453,200
6.5% 7/1/27 (a)	465,000	498,810
6.5% 7/15/48	265,000	250,425
EQT Corp. 3.9% 10/1/27	405,000	420,070
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,200,000	1,272,000
Hess Corp.:
4.3% 4/1/27	1,341,000	1,488,868
5.6% 2/15/41	2,100,000	2,520,181
5.8% 4/1/47	5,019,000	6,272,884
7.125% 3/15/33	1,403,000	1,845,153
7.3% 8/15/31	1,709,000	2,252,741
7.875% 10/1/29	4,789,000	6,389,094
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	780,000	803,400
5.625% 2/15/26 (a)	1,503,000	1,556,928
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	185,000	193,094
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	910,000	916,789
Kinder Morgan Energy Partners LP 5% 10/1/21	1,456,000	1,477,665
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,583,000
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (c)(d)	3,392,000	3,394,307
4.8% 2/15/29	1,376,000	1,610,293
4.875% 12/1/24	1,974,000	2,231,595
5.5% 2/15/49	4,129,000	5,016,866
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	110,000	109,863
Occidental Petroleum Corp.:
2.9% 8/15/24	6,978,000	6,790,850
3.2% 8/15/26	865,000	828,411
3.4% 4/15/26	310,000	300,991
3.5% 8/15/29	3,191,000	3,051,458
4.2% 3/15/48	310,000	264,275
4.3% 8/15/39	562,000	498,775
4.4% 4/15/46	480,000	429,600
4.4% 8/15/49	3,942,000	3,471,424
5.55% 3/15/26	5,734,000	6,121,045
6.125% 1/1/31	365,000	407,778
6.2% 3/15/40	160,000	172,800
6.45% 9/15/36	5,135,000	5,853,900
6.6% 3/15/46	4,886,000	5,486,001
7.5% 5/1/31	7,400,000	8,695,000
7.875% 9/15/31	100,000	118,500
8.875% 7/15/30	345,000	440,955
Ovintiv, Inc.:
5.15% 11/15/41	3,000,000	3,091,100
8.125% 9/15/30	5,649,000	7,504,965
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	1,500,000	1,462,050
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	31,578,347
Petroleos Mexicanos:
6.35% 2/12/48	1,560,000	1,316,250
6.49% 1/23/27	3,630,000	3,797,888
6.5% 3/13/27	4,256,000	4,415,600
6.75% 9/21/47	22,490,000	19,684,373
6.84% 1/23/30	15,264,000	15,340,320
6.95% 1/28/60	7,166,000	6,303,572
7.69% 1/23/50	62,301,000	59,179,720
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,968,000	2,020,527
3.6% 11/1/24	1,903,000	2,036,776
3.65% 6/1/22	3,779,000	3,880,751
Rattler Midstream LP 5.625% 7/15/25 (a)	1,110,000	1,157,175
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,000,000	2,076,325
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	735,000	760,813
4.95% 7/15/29 (a)	276,000	294,975
6.875% 4/15/40 (a)	105,000	116,288
Sabine Pass Liquefaction LLC 4.5% 5/15/30	14,626,000	16,728,969
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,901,500
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (a)	635,000	635,000
5.875% 3/15/28	135,000	143,119
6% 4/15/27	15,000	15,614
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	125,000	122,813
6% 3/1/27 (a)	545,000	549,801
6% 12/31/30 (a)	655,000	651,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (a)	1,200,000	1,176,240
4.875% 2/1/31 (a)	705,000	722,978
5.375% 2/1/27	128,000	132,800
5.5% 3/1/30	135,000	144,365
5.875% 4/15/26	881,000	917,385
The Williams Companies, Inc.:
3.5% 11/15/30	15,742,000	17,099,872
3.7% 1/15/23	808,000	848,898
5.1% 9/15/45	9,765,000	11,577,817
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	631,500
Western Gas Partners LP:
3.95% 6/1/25	1,395,000	1,408,950
4.35% 2/1/25	475,000	486,220
4.65% 7/1/26	2,820,000	2,919,320
4.75% 8/15/28	1,236,000	1,294,772
5.3% 2/1/30	1,420,000	1,538,953
5.3% 3/1/48	240,000	252,000
5.375% 6/1/21	4,807,000	4,807,000
6.5% 2/1/50	90,000	103,564
		396,353,434
FINANCIALS - 5.8%
Banks - 2.7%
Bank of America Corp.:
3.004% 12/20/23 (c)	10,687,000	11,169,625
3.3% 1/11/23	2,658,000	2,806,774
3.419% 12/20/28 (c)	5,193,000	5,727,416
3.5% 4/19/26	6,078,000	6,763,963
3.95% 4/21/25	37,660,000	41,679,363
4% 1/22/25	26,856,000	29,739,289
4.1% 7/24/23	1,426,000	1,551,624
4.183% 11/25/27	6,909,000	7,826,600
4.2% 8/26/24	8,311,000	9,225,033
4.25% 10/22/26	38,178,000	43,738,540
4.45% 3/3/26	6,522,000	7,467,794
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.954% 7/20/22 (a)(c)(d)	8,158,000	8,226,432
Barclays Bank PLC:
1.7% 5/12/22	5,246,000	5,325,836
10.179% 6/12/21 (a)	1,750,000	1,796,259
Barclays PLC:
2.852% 5/7/26 (c)	14,944,000	15,767,592
4.375% 1/12/26	4,468,000	5,055,445
4.836% 5/9/28	6,102,000	6,946,907
5.088% 6/20/30 (c)	29,218,000	33,919,006
5.2% 5/12/26	1,556,000	1,770,308
BNP Paribas SA 2.219% 6/9/26 (a)(c)	13,752,000	14,254,201
BPCE SA 4.875% 4/1/26 (a)	7,383,000	8,508,688
CIT Group, Inc.:
3.929% 6/19/24 (c)	1,900,000	2,011,625
4.75% 2/16/24	2,520,000	2,743,650
6.125% 3/9/28	4,920,000	6,088,500
Citigroup, Inc.:
4.075% 4/23/29 (c)	4,606,000	5,245,771
4.125% 7/25/28	6,909,000	7,829,004
4.3% 11/20/26	1,766,000	2,013,491
4.4% 6/10/25	19,341,000	21,723,092
4.412% 3/31/31 (c)	34,201,000	39,785,796
4.45% 9/29/27	21,445,000	24,739,151
4.6% 3/9/26	17,445,000	20,019,605
5.3% 5/6/44	9,501,000	12,536,665
5.5% 9/13/25	7,738,000	9,150,137
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	7,305,000	7,298,978
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(c)	3,723,000	3,944,698
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,819,283
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,567,373
4.95% 3/31/30	2,548,000	3,063,332
5.25% 3/14/44	1,039,000	1,343,607
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	10,324,000	11,244,965
5.71% 1/15/26 (a)	67,743,000	76,331,557
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	7,934,000	8,289,839
4.125% 12/15/26	15,380,000	17,627,891
NatWest Markets PLC 2.375% 5/21/23 (a)	15,700,000	16,345,938
Rabobank Nederland 4.375% 8/4/25	4,789,000	5,411,104
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)	8,707,000	9,232,128
4.8% 4/5/26	19,815,000	22,813,508
5.125% 5/28/24	35,958,000	40,197,549
6% 12/19/23	43,478,000	49,323,824
6.1% 6/10/23	19,857,000	22,075,091
6.125% 12/15/22	21,905,000	23,896,323
Societe Generale:
1.488% 12/14/26 (a)(c)	16,638,000	16,535,789
4.25% 4/14/25 (a)	7,110,000	7,769,571
Synchrony Bank 3% 6/15/22	3,984,000	4,102,299
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,281,827
Wells Fargo & Co.:
2.406% 10/30/25 (c)	7,739,000	8,157,065
4.3% 7/22/27	25,328,000	29,237,319
4.478% 4/4/31 (c)	19,300,000	22,813,800
Westpac Banking Corp. 4.11% 7/24/34 (c)	5,171,000	5,699,367
		846,577,207
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,535,128
Ares Capital Corp.:
3.875% 1/15/26	22,188,000	23,708,196
4.2% 6/10/24	15,463,000	16,795,475
Credit Suisse Group AG:
2.593% 9/11/25 (a)(c)	14,306,000	15,048,092
3.75% 3/26/25	9,717,000	10,648,297
4.194% 4/1/31 (a)(c)	37,158,000	42,350,687
4.55% 4/17/26	3,126,000	3,603,360
Deutsche Bank AG 4.5% 4/1/25	19,219,000	20,487,808
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	7,683,413
3.729% 1/14/32 (c)	10,000,000	9,948,936
4.1% 1/13/26	8,332,000	9,114,675
5% 2/14/22	11,778,000	12,254,774
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	10,640,000	10,812,140
3.272% 9/29/25 (c)	35,921,000	38,948,888
3.8% 3/15/30	20,550,000	23,331,352
4.25% 10/21/25	12,215,000	13,776,876
6.75% 10/1/37	59,592,000	86,937,555
Intercontinental Exchange, Inc. 3.75% 12/1/25	2,038,000	2,261,579
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (c)(d)	3,745,000	3,757,392
3.125% 7/27/26	14,775,000	16,151,072
3.622% 4/1/31 (c)	17,370,000	19,352,880
3.625% 1/20/27	16,594,000	18,616,498
3.7% 10/23/24	4,754,000	5,247,006
3.875% 4/29/24	4,377,000	4,814,441
4.431% 1/23/30 (c)	5,526,000	6,471,090
4.875% 11/1/22	9,955,000	10,673,048
5% 11/24/25	21,351,000	24,924,227
MSCI, Inc. 5.375% 5/15/27 (a)	1,242,000	1,322,730
State Street Corp.:
2.825% 3/30/23 (c)	1,216,000	1,249,852
2.901% 3/30/26 (c)	1,141,000	1,230,465
		463,057,932
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	8,576,000	8,932,233
3.5% 5/26/22	293,000	301,722
4.125% 7/3/23	4,250,000	4,520,658
4.45% 4/3/26	4,254,000	4,651,197
4.875% 1/16/24	6,629,000	7,235,053
6.5% 7/15/25	6,613,000	7,752,449
Ally Financial, Inc.:
1.45% 10/2/23	3,893,000	3,958,519
3.05% 6/5/23	17,631,000	18,539,148
3.875% 5/21/24	8,893,000	9,668,736
4.625% 3/30/25	3,595,000	4,045,063
5.125% 9/30/24	3,534,000	4,032,505
5.75% 11/20/25	1,188,000	1,361,457
5.8% 5/1/25	9,417,000	11,046,244
8% 11/1/31	5,827,000	8,343,992
8% 11/1/31	222,000	314,901
Capital One Financial Corp.:
3.65% 5/11/27	21,700,000	24,145,357
3.8% 1/31/28	10,723,000	12,052,213
Discover Financial Services:
3.95% 11/6/24	1,874,000	2,059,672
4.1% 2/9/27	13,375,000	15,110,449
4.5% 1/30/26	5,913,000	6,731,914
Ford Motor Credit Co. LLC:
4% 11/13/30	830,000	848,675
4.063% 11/1/24	46,639,000	48,849,222
4.687% 6/9/25	430,000	457,950
5.113% 5/3/29	1,320,000	1,445,400
5.125% 6/16/25	320,000	345,600
5.584% 3/18/24	8,520,000	9,190,950
5.596% 1/7/22	7,576,000	7,803,280
Springleaf Finance Corp.:
6.875% 3/15/25	695,000	783,877
7.125% 3/15/26	241,000	278,355
Synchrony Financial:
2.85% 7/25/22	2,154,000	2,218,884
3.75% 8/15/21	1,457,000	1,470,913
3.95% 12/1/27	8,239,000	9,074,859
4.25% 8/15/24	8,335,000	9,151,208
4.375% 3/19/24	8,694,000	9,542,308
5.15% 3/19/29	18,424,000	21,875,346
		278,140,309
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
4.05% 7/1/30	9,134,000	10,115,196
4.125% 6/15/26	5,362,000	6,024,907
4.125% 5/15/29	19,691,000	21,956,182
Equitable Holdings, Inc. 3.9% 4/20/23	674,000	721,117
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (a)	1,295,000	1,294,612
4.75% 9/15/24	740,000	777,925
5.25% 5/15/27	3,095,000	3,249,750
6.25% 5/15/26	1,691,000	1,777,173
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	7,300,000	7,939,308
Pine Street Trust I 4.572% 2/15/29 (a)	7,749,000	9,063,348
Pine Street Trust II 5.568% 2/15/49 (a)	7,700,000	10,197,912
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	1,805,000	1,764,388
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,700,410
		77,582,228
Insurance - 0.5%
AIA Group Ltd. 3.375% 4/7/30 (a)	13,088,000	14,302,531
American International Group, Inc. 3.4% 6/30/30	21,700,000	23,792,229
Five Corners Funding Trust II 2.85% 5/15/30 (a)	15,870,000	16,854,104
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (a)	12,820,000	14,014,674
4.569% 2/1/29 (a)	2,429,000	2,875,659
Lincoln National Corp. 3.4% 1/15/31	14,811,000	16,332,678
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,355,000	1,362,327
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (a)(c)(d)	33,100,000	33,135,162
New York Life Insurance Co. 3.75% 5/15/50 (a)	3,182,000	3,536,748
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	3,274,642
Pricoa Global Funding I 5.375% 5/15/45 (c)	3,148,000	3,490,148
Progressive Corp. 3.2% 3/26/30	1,484,000	1,653,867
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,326,098
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(c)	3,000,000	3,438,000
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	7,316,000	7,431,474
Unum Group:
4% 6/15/29	6,130,000	6,770,003
4.5% 3/15/25	12,980,000	14,548,484
5.75% 8/15/42	1,622,000	1,956,396
		170,095,224
Thrifts & Mortgage Finance - 0.0%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	655,000	648,450
Quicken Loans, Inc. 5.25% 1/15/28 (a)	722,000	761,746
		1,410,196

TOTAL FINANCIALS		1,836,863,096

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29	4,900,000	5,297,459
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
3.25% 2/15/29 (a)	545,000	543,945
4.625% 2/1/28 (a)	65,000	68,751
Teleflex, Inc. 4.25% 6/1/28 (a)	145,000	149,894
		762,590
Health Care Providers & Services - 0.2%
Anthem, Inc. 3.3% 1/15/23	4,322,000	4,543,122
Centene Corp.:
2.5% 3/1/31	945,000	916,669
3.375% 2/15/30	7,725,000	7,938,983
4.25% 12/15/27	6,215,000	6,471,369
4.625% 12/15/29	8,795,000	9,489,805
4.75% 1/15/25	4,500,000	4,612,500
5.375% 6/1/26 (a)	805,000	841,136
5.375% 8/15/26 (a)	2,486,000	2,616,515
Cigna Corp. 4.375% 10/15/28	6,630,000	7,733,874
CVS Health Corp. 3.625% 4/1/27	3,208,000	3,567,386
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	1,405,000	1,429,588
HCA Holdings, Inc. 4.75% 5/1/23	138,000	149,635
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	850,000	890,375
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	2,765,000	2,876,485
4.875% 1/1/26 (a)	385,000	397,971
5.125% 5/1/25	669,000	672,345
6.25% 2/1/27 (a)	740,000	781,070
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,813,554
6.015% 11/15/48	4,674,000	5,954,523
		64,696,905
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (a)	630,000	659,138
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	70,000	73,063
5.5% 4/1/26 (a)	575,000	599,438
		672,501
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	50,548,000	56,928,958
Elanco Animal Health, Inc.:
4.912% 8/27/21 (c)	1,077,000	1,091,809
5.272% 8/28/23 (c)	3,402,000	3,657,150
5.9% 8/28/28 (c)	1,432,000	1,661,120
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	748,000	748,000
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,065,000	2,306,416
Viatris, Inc.:
1.65% 6/22/25 (a)	1,773,000	1,799,980
2.7% 6/22/30 (a)	9,017,000	9,139,474
3.85% 6/22/40 (a)	3,928,000	4,165,296
4% 6/22/50 (a)	6,783,000	7,043,095
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,266,424
		89,807,722

TOTAL HEALTH CARE		161,896,315

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (a)	4,094,000	4,466,944
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	641,000	655,423
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	480,000	498,600
5.375% 7/15/26 (a)	1,748,000	1,809,180
Howmet Aerospace, Inc.:
5.95% 2/1/37	25,000	30,061
6.75% 1/15/28	365,000	433,438
Moog, Inc. 4.25% 12/15/27 (a)	980,000	1,006,950
Rolls-Royce PLC 5.75% 10/15/27 (a)	615,000	664,969
The Boeing Co.:
5.04% 5/1/27	6,070,000	6,995,877
5.15% 5/1/30	6,070,000	7,073,142
5.705% 5/1/40	6,070,000	7,647,976
5.805% 5/1/50	6,070,000	7,830,000
5.93% 5/1/60	6,070,000	7,964,192
TransDigm, Inc.:
6.25% 3/15/26 (a)	2,552,000	2,689,527
7.5% 3/15/27	95,000	101,259
8% 12/15/25 (a)	1,120,000	1,219,400
		51,086,938
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	1,705,000	1,831,255
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	965,000	1,013,250
Building Materials Corp. of America 4.375% 7/15/30 (a)	715,000	737,830
Masco Corp. 4.45% 4/1/25	1,041,000	1,177,254
		2,928,334
Commercial Services & Supplies - 0.0%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	915,000	912,713
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	115,000	117,861
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (a)	495,000	521,532
5.875% 10/1/30 (a)	490,000	529,813
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	1,230,000	1,199,102
Stericycle, Inc. 3.875% 1/15/29 (a)	450,000	453,218
		3,734,239
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	1,077,000	1,176,623
5.875% 10/15/24	360,000	399,600
		1,576,223
Industrial Conglomerates - 0.2%
General Electric Co.:
3.45% 5/1/27	2,582,000	2,835,807
3.625% 5/1/30	6,002,000	6,549,151
4.25% 5/1/40	18,800,000	20,876,827
4.35% 5/1/50	21,476,000	23,884,128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	500,000	482,500
		54,628,413
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (a)	1,065,000	1,110,263
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	1,470,000	1,532,475
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	765,000	783,555
TriNet Group, Inc. 3.5% 3/1/29 (a)	405,000	401,456
		2,717,486
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	10,742,000	10,644,272
2.25% 1/15/23	1,863,000	1,912,534
3% 9/15/23	583,000	611,605
3.375% 6/1/21	1,957,000	1,970,808
3.375% 7/1/25	11,630,000	12,363,440
3.75% 2/1/22	2,924,000	2,993,150
3.75% 6/1/26	5,000,000	5,414,656
3.875% 4/1/21	2,112,000	2,112,000
4.25% 2/1/24	7,180,000	7,831,804
4.25% 9/15/24	2,331,000	2,560,642
		48,414,911
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	2,141,000	2,180,981
3.95% 7/1/24 (a)	2,844,000	2,978,200
4.375% 5/1/26 (a)	3,481,000	3,693,062
5.25% 5/15/24 (a)	4,186,000	4,557,903
BNSF Funding Trust I 6.613% 12/15/55 (c)	1,374,000	1,580,966
		14,991,112

TOTAL INDUSTRIALS		183,019,174

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	5,600,000	6,142,855
6.02% 6/15/26 (a)	1,948,000	2,334,998
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,410,000	1,415,288
TTM Technologies, Inc.:
4% 3/1/29 (a)(b)	315,000	318,544
5.625% 10/1/25 (a)	1,785,000	1,825,894
		12,037,579
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 3.25% 2/15/29	615,000	605,160
Gartner, Inc.:
3.75% 10/1/30 (a)	255,000	258,188
4.5% 7/1/28 (a)	395,000	414,750
		1,278,098
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
1.95% 2/15/28 (a)	2,879,000	2,838,129
2.45% 2/15/31 (a)	19,432,000	18,871,288
2.6% 2/15/33 (a)	19,432,000	18,656,666
3.5% 2/15/41 (a)	19,430,000	19,362,986
3.75% 2/15/51 (a)	9,284,000	9,154,438
Entegris, Inc. 4.625% 2/10/26 (a)	836,000	863,279
NVIDIA Corp. 2.85% 4/1/30	3,561,000	3,830,258
ON Semiconductor Corp. 3.875% 9/1/28 (a)	300,000	313,500
Qorvo, Inc. 3.375% 4/1/31 (a)	615,000	615,000
		74,505,544
Software - 0.1%
CDK Global, Inc. 5.25% 5/15/29 (a)	1,132,000	1,218,451
Crowdstrike Holdings, Inc. 3% 2/15/29	295,000	295,000
Fair Isaac Corp. 5.25% 5/15/26 (a)	793,000	898,073
Nuance Communications, Inc. 5.625% 12/15/26	1,382,000	1,447,645
Open Text Corp. 3.875% 2/15/28 (a)	420,000	426,825
Oracle Corp.:
2.5% 4/1/25	8,253,000	8,747,868
2.8% 4/1/27	8,253,000	8,876,633
2.95% 4/1/30	8,300,000	8,932,146
3.85% 4/1/60	8,300,000	8,967,907
		39,810,548
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	3,173,000	3,356,105

TOTAL INFORMATION TECHNOLOGY		130,987,874

MATERIALS - 0.1%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	585,000	611,325
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	5,888
5.15% 3/15/34	1,617,000	1,954,581
5.375% 3/15/44	255,000	318,431
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (a)(c)(d)	1,326,000	1,313,044
6.5% 5/15/26 (a)	925,000	934,250
6.875% 6/15/25 (a)	115,000	117,013
Methanex Corp.:
5.125% 10/15/27	765,000	791,163
5.25% 12/15/29	90,000	92,306
5.65% 12/1/44	581,000	598,430
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	949,000	989,333
Olin Corp.:
5% 2/1/30	1,715,000	1,795,948
5.125% 9/15/27	975,000	1,011,001
5.625% 8/1/29	465,000	501,619
The Chemours Co. LLC:
5.375% 5/15/27	1,115,000	1,173,538
5.75% 11/15/28 (a)	275,000	281,875
Valvoline, Inc.:
3.625% 6/15/31 (a)	525,000	517,125
4.25% 2/15/30 (a)	165,000	169,950
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	305,000	316,224
5.625% 10/1/24 (a)	1,254,000	1,364,440
		14,857,484
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (a)	25,000	25,873
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	485,000	507,407
8.5% 8/15/27 (a)	140,000	150,150
		683,430
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,089,000	1,092,778
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,499,000	1,635,784
4.5% 8/1/47 (a)	1,522,000	1,698,457
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	10,000	10,988
HudBay Minerals, Inc. 4.5% 4/1/26 (a)(b)	135,000	136,773
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	1,005,000	1,049,150
6.5% 5/1/25 (a)	260,000	278,200
		5,902,130

TOTAL MATERIALS		21,443,044

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	8,258,000	8,045,373
4.9% 12/15/30	7,224,000	8,818,223
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	5,573,852
Corporate Office Properties LP:
2.25% 3/15/26	2,969,000	3,044,595
5% 7/1/25	2,273,000	2,575,772
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	720,000	742,334
Duke Realty LP:
3.25% 6/30/26	589,000	646,382
3.625% 4/15/23	1,544,000	1,630,370
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,868,000	1,980,163
3.5% 8/1/26	1,945,000	2,151,540
Highwoods/Forsyth LP 3.2% 6/15/21	529,000	530,655
Hudson Pacific Properties LP 4.65% 4/1/29	10,668,000	12,195,486
Iron Mountain, Inc.:
4.5% 2/15/31 (a)	820,000	814,014
4.875% 9/15/29 (a)	615,000	627,300
Lexington Corporate Properties Trust:
2.7% 9/15/30	1,445,000	1,454,125
4.4% 6/15/24	948,000	1,031,020
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	1,508,000	1,598,480
4.5% 1/15/28	637,000	673,628
4.625% 6/15/25 (a)	150,000	159,000
5.75% 2/1/27	256,000	289,280
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	5,854,000	5,999,286
3.625% 10/1/29	8,376,000	8,789,590
4.375% 8/1/23	4,882,000	5,270,278
4.5% 1/15/25	2,013,000	2,193,155
4.5% 4/1/27	716,000	793,775
4.75% 1/15/28	11,294,000	12,595,791
4.95% 4/1/24	882,000	967,557
5.25% 1/15/26	3,755,000	4,266,225
Realty Income Corp. 3.25% 1/15/31	1,828,000	1,988,476
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	681,768
5% 12/15/23	494,000	530,636
Retail Properties America, Inc.:
4% 3/15/25	10,791,000	11,354,959
4.75% 9/15/30	17,486,000	18,898,073
SBA Communications Corp. 3.125% 2/1/29 (a)	830,000	807,366
Service Properties Trust:
3.95% 1/15/28	40,000	37,000
4.375% 2/15/30	415,000	385,950
4.95% 2/15/27	600,000	594,210
4.95% 10/1/29	245,000	236,425
5.5% 12/15/27	230,000	247,832
Simon Property Group LP:
2.45% 9/13/29	3,008,000	3,054,916
3.375% 12/1/27	6,125,000	6,736,459
SITE Centers Corp.:
3.625% 2/1/25	1,532,000	1,597,229
4.25% 2/1/26	2,753,000	2,951,123
Store Capital Corp.:
2.75% 11/18/30	3,456,000	3,447,893
4.625% 3/15/29	2,374,000	2,700,668
The GEO Group, Inc. 6% 4/15/26	305,000	222,650
Uniti Group, Inc. 7.875% 2/15/25 (a)	1,050,000	1,124,618
Ventas Realty LP:
3% 1/15/30	11,060,000	11,578,579
3.125% 6/15/23	1,033,000	1,085,827
4% 3/1/28	2,150,000	2,422,844
4.125% 1/15/26	999,000	1,130,419
4.75% 11/15/30	16,500,000	19,530,134
VEREIT Operating Partnership LP:
2.2% 6/15/28	1,380,000	1,379,861
2.85% 12/15/32	1,698,000	1,694,061
3.4% 1/15/28	2,874,000	3,104,486
VICI Properties, Inc.:
4.25% 12/1/26 (a)	1,640,000	1,691,496
4.625% 12/1/29 (a)	595,000	624,572
Weingarten Realty Investors 3.375% 10/15/22	456,000	470,500
WP Carey, Inc.:
3.85% 7/15/29	1,773,000	1,971,654
4% 2/1/25	3,423,000	3,758,077
4.6% 4/1/24	5,327,000	5,898,233
		209,396,243
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	8,215,350
3.95% 11/15/27	4,382,000	4,614,293
4.1% 10/1/24	3,961,000	4,258,281
4.55% 10/1/29	1,896,000	2,077,984
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	9,132,080
Essex Portfolio LP 3.875% 5/1/24	1,923,000	2,090,817
Howard Hughes Corp.:
4.125% 2/1/29 (a)	395,000	392,097
4.375% 2/1/31 (a)	395,000	394,095
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,611,027
4.5% 4/18/22	678,000	691,779
Mid-America Apartments LP 4% 11/15/25	828,000	924,732
Post Apartment Homes LP 3.375% 12/1/22	502,000	522,110
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,719,379
3.75% 12/1/24	2,635,000	2,821,492
3.875% 12/1/23	1,186,000	1,245,170
3.875% 7/15/27	11,191,000	11,849,260
		55,559,946

TOTAL REAL ESTATE		264,956,189

UTILITIES - 0.5%
Electric Utilities - 0.2%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	140,000	149,625
5% 9/15/26	925,000	952,750
5.75% 10/15/25	333,000	348,168
Cleco Corporate Holdings LLC 3.375% 9/15/29	4,843,000	5,017,874
DPL, Inc. 4.35% 4/15/29	2,785,000	3,097,393
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	2,328,000	2,320,578
5.9% 12/1/21 (a)	3,889,000	4,027,870
Exelon Corp.:
4.05% 4/15/30	3,122,000	3,575,133
4.7% 4/15/50	1,390,000	1,731,637
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,766,402
7.375% 11/15/31	5,738,000	7,891,930
InterGen NV 7% 6/30/23 (a)	964,000	935,080
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,963,000	2,131,722
NextEra Energy Partners LP 4.25% 9/15/24 (a)	56,000	59,360
NRG Energy, Inc.:
3.375% 2/15/29 (a)	1,230,000	1,217,565
3.625% 2/15/31 (a)	1,785,000	1,758,225
5.25% 6/15/29 (a)	484,000	510,799
5.75% 1/15/28	581,000	617,313
6.625% 1/15/27	185,000	192,378
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,349,547	1,430,520
Pattern Energy Operations LP 4.5% 8/15/28 (a)	215,000	223,710
PG&E Corp.:
5% 7/1/28	615,000	646,519
5.25% 7/1/30	1,155,000	1,235,504
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,873,000	1,959,626
5.5% 9/1/26 (a)	3,498,000	3,629,175
5.625% 2/15/27 (a)	665,000	694,925
		51,121,781
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	1,213,000	1,529,896
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	702,972
		2,232,868
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC:
4.75% 1/15/30 (a)	75,000	78,969
5% 1/31/28 (a)	656,000	724,880
The AES Corp.:
3.3% 7/15/25 (a)	15,965,000	17,117,096
3.95% 7/15/30 (a)	13,922,000	15,209,646
		33,130,591
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	1,758,000	1,996,732
4.05% 4/15/25 (a)	21,459,000	23,916,919
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	1,411,000	1,559,741
3.95% 4/1/50	2,477,000	2,808,057
NiSource, Inc.:
2.95% 9/1/29	12,206,000	12,922,771
5.95% 6/15/41	1,737,000	2,329,511
Puget Energy, Inc.:
4.1% 6/15/30	6,250,000	6,979,344
5.625% 7/15/22	3,305,000	3,482,489
6% 9/1/21	3,185,000	3,271,998
Sempra Energy 6% 10/15/39	2,744,000	3,692,515
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (c)(d)	1,843,000	1,699,092
		64,659,169

TOTAL UTILITIES		151,144,409

TOTAL NONCONVERTIBLE BONDS
(Cost $3,873,633,183)		4,250,355,094

U.S. Treasury Obligations - 5.7%
U.S. Treasury Bonds:
1.25% 5/15/50	$427,000,000	$344,835,857
1.375% 8/15/50	233,000,000	194,518,594
1.875% 2/15/51	133,431,000	126,342,478
U.S. Treasury Notes:
0.125% 6/30/22	455,500,000	455,660,136
0.875% 11/15/30	266,938,000	254,508,699
1.125% 2/28/22	399,000,000	403,130,272
3.125% 11/15/28	51,642,000	58,988,881
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,950,235,363)		1,837,984,917

U.S. Government Agency - Mortgage Securities - 19.3%
Fannie Mae - 4.0%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (c)(d)	11,229	11,737
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (c)(d)	8,644	9,039
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (c)(d)	2,084	2,178
12 month U.S. LIBOR + 1.530% 2.291% 3/1/36 (c)(d)	1,813	1,895
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (c)(d)	10,568	11,116
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (c)(d)	6,581	6,896
12 month U.S. LIBOR + 1.620% 2.491% 3/1/33 (c)(d)	9,731	10,142
12 month U.S. LIBOR + 1.620% 2.803% 5/1/36 (c)(d)	24,830	26,095
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (c)(d)	8,349	8,784
12 month U.S. LIBOR + 1.640% 2.727% 6/1/47 (c)(d)	14,001	14,847
12 month U.S. LIBOR + 1.660% 2.332% 5/1/35 (c)(d)	20,147	21,129
12 month U.S. LIBOR + 1.670% 2.386% 7/1/43 (c)(d)	181,041	189,456
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (c)(d)	5,598	5,882
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (c)(d)	3,999	4,209
12 month U.S. LIBOR + 1.700% 2.991% 6/1/42 (c)(d)	15,162	15,892
12 month U.S. LIBOR + 1.710% 2.673% 8/1/35 (c)(d)	6,713	7,068
12 month U.S. LIBOR + 1.730% 2.383% 3/1/40 (c)(d)	19,478	20,510
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (c)(d)	10,709	11,292
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (c)(d)	19,247	20,217
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (c)(d)	5,069	5,320
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (c)(d)	32,168	33,743
12 month U.S. LIBOR + 1.800% 2.384% 12/1/40 (c)(d)	532,471	559,905
12 month U.S. LIBOR + 1.800% 2.71% 7/1/41 (c)(d)	12,098	12,638
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (c)(d)	13,262	13,962
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (c)(d)	7,441	7,783
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (c)(d)	12,939	13,629
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (c)(d)	27,277	28,612
12 month U.S. LIBOR + 1.820% 3.111% 2/1/35 (c)(d)	49,804	52,378
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (c)(d)	4,989	5,176
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (c)(d)	19,353	20,528
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (c)(d)	20,973	21,786
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (c)(d)	3,809	3,962
6 month U.S. LIBOR + 1.530% 2.211% 12/1/34 (c)(d)	3,810	3,961
6 month U.S. LIBOR + 1.550% 1.828% 10/1/33 (c)(d)	1,497	1,554
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(d)	2,451	2,554
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (c)(d)	369	386
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (c)(d)	4,448	4,675
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (c)(d)	4,201	4,417
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	23,364	24,533
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (c)(d)	10,493	11,022
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.006% 7/1/34 (c)(d)	28,818	30,305
2.5% 5/1/31 to 10/1/50 (e)(f)(g)(h)	176,645,648	185,015,373
3% 7/1/27 to 9/1/50	475,487,412	506,236,914
3.25% 12/1/41	6,758	7,379
3.4% 7/1/42 to 9/1/42	117,910	128,384
3.5% 7/1/32 to 5/1/50	352,310,830	378,823,058
3.525% 5/1/42	3,918	4,343
3.65% 5/1/42 to 8/1/42	46,060	50,700
3.9% 4/1/42	10,357	11,570
4% 11/1/31 to 11/1/49	113,129,807	124,144,594
4.25% 11/1/41	32,152	36,094
4.5% to 4.5% 12/1/23 to 9/1/49 (e)(h)	75,478,925	83,449,600
5% 1/1/22 to 2/1/49	13,265,984	15,093,599
5.255% 8/1/41 (c)	382,920	433,995
5.5% 10/1/21 to 9/1/24	20,000	20,386
6% to 6% 3/1/21 to 1/1/42	1,822,294	2,152,488
6.5% 3/1/22 to 5/1/38	264,479	302,462
6.582% 2/1/39 (c)	304,839	338,293
7% to 7% 9/1/21 to 7/1/37	190,351	218,992
7.5% to 7.5% 9/1/22 to 9/1/32	93,697	107,554
8% 3/1/37	3,135	3,821
8.5% 2/1/22 to 9/1/22	152	160
9% 10/1/30	7,363	8,754

TOTAL FANNIE MAE		1,297,849,726

Freddie Mac - 2.2%
12 month U.S. LIBOR + 1.320% 1.73% 1/1/36 (c)(d)	7,987	8,303
12 month U.S. LIBOR + 1.370% 1.977% 3/1/36 (c)(d)	26,792	27,950
12 month U.S. LIBOR + 1.500% 2.406% 3/1/36 (c)(d)	26,930	28,177
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (c)(d)	6,341	6,640
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (c)(d)	235,654	247,134
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (c)(d)	107,940	113,331
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (c)(d)	56,139	58,974
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (c)(d)	2,586	2,719
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (c)(d)	9,443	9,986
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (c)(d)	8,965	9,274
12 month U.S. LIBOR + 1.880% 3.725% 4/1/41 (c)(d)	4,842	5,095
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (c)(d)	35,493	37,454
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (c)(d)	5,635	5,944
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (c)(d)	17,552	18,505
12 month U.S. LIBOR + 1.910% 2.986% 5/1/41 (c)(d)	13,875	14,620
12 month U.S. LIBOR + 1.910% 3.32% 5/1/41 (c)(d)	18,996	20,049
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (c)(d)	5,273	5,577
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (c)(d)	13,025	13,733
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (c)(d)	14,513	15,219
12 month U.S. LIBOR + 2.040% 2.569% 3/1/33 (c)(d)	322	338
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (c)(d)	16,637	17,607
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (c)(d)	23,787	25,149
6 month U.S. LIBOR + 1.120% 1.622% 8/1/37 (c)(d)	8,732	8,958
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (c)(d)	1,057	1,102
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (c)(d)	3,695	3,874
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (c)(d)	4,476	4,701
6 month U.S. LIBOR + 1.850% 2.438% 10/1/36 (c)(d)	35,858	37,567
6 month U.S. LIBOR + 1.860% 2.401% 10/1/35 (c)(d)	19,518	20,439
6 month U.S. LIBOR + 2.020% 2.28% 6/1/37 (c)(d)	22,522	23,651
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (c)(d)	11,328	11,937
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.967% 6/1/33 (c)(d)	24,386	25,605
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.044% 6/1/33 (c)(d)	43,669	45,776
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.68% 3/1/35 (c)(d)	90,614	95,356
2.5% 6/1/31 to 11/1/50	71,238,269	74,436,579
3% 6/1/31 to 8/1/50	252,818,188	269,513,030
3.5% 6/1/27 to 2/1/50 (g)(h)	152,466,133	164,567,247
3.5% 8/1/47	4,121,261	4,445,301
4% 6/1/33 to 1/1/49 (e)(h)	141,580,040	154,674,440
4% 4/1/48	30,324	32,701
4.5% 6/1/25 to 12/1/48	18,330,143	20,302,702
5% 7/1/33 to 7/1/41	3,787,521	4,342,989
5.5% 6/1/22	9,082	9,272
6% 12/1/21 to 6/1/39	384,178	447,974
6.5% 5/1/21 to 9/1/39	627,453	736,592
7% 3/1/26 to 9/1/36	184,393	215,095
7.5% 1/1/27 to 7/1/34	54,655	63,996
8% 7/1/24 to 4/1/32	4,141	4,774
8.5% 12/1/22 to 1/1/28	2,623	2,939

TOTAL FREDDIE MAC		694,766,375

Ginnie Mae - 5.3%
3.5% 9/20/40 to 8/20/50	337,413,034	358,979,275
4% 7/20/33 to 6/20/49	214,747,718	233,263,471
4.5% 6/20/33 to 11/20/47	35,437,498	39,192,493
5.5% 8/15/33 to 9/15/39	330,200	382,695
6% to 6% 10/15/30 to 5/15/40	465,773	545,537
7% to 7% 11/15/22 to 11/15/32	187,859	217,047
7.5% to 7.5% 2/15/22 to 9/15/31	49,070	54,618
8% 11/15/21 to 11/15/29	13,308	14,512
8.5% to 8.5% 11/15/21 to 1/15/31	5,841	6,731
9% 1/15/23	23	25
2% 3/1/51 (b)	6,800,000	6,905,611
2% 3/1/51 (b)	5,200,000	5,280,762
2% 3/1/51 (b)	33,800,000	34,324,951
2% 3/1/51 (b)	4,850,000	4,925,326
2% 3/1/51 (b)	11,200,000	11,373,948
2% 3/1/51 (b)	25,400,000	25,794,490
2% 3/1/51 (b)	11,850,000	12,034,044
2% 3/1/51 (b)	9,450,000	9,596,769
2% 3/1/51 (b)	4,400,000	4,468,337
2% 3/1/51 (b)	6,200,000	6,296,293
2% 3/1/51 (b)	13,350,000	13,557,340
2% 3/1/51 (b)	11,450,000	11,627,831
2% 3/1/51 (b)	7,050,000	7,159,494
2% 3/1/51 (b)	17,150,000	17,416,358
2% 3/1/51 (b)	10,550,000	10,713,853
2% 3/1/51 (b)	13,900,000	14,115,882
2% 3/1/51 (b)	10,200,000	10,358,417
2% 3/1/51 (b)	8,400,000	8,530,461
2% 3/1/51 (b)	13,600,000	13,811,223
2% 4/1/51 (b)	44,400,000	44,997,660
2% 4/1/51 (b)	21,100,000	21,384,023
2% 4/1/51 (b)	22,200,000	22,498,830
2% 4/1/51 (b)	10,550,000	10,692,011
2.5% 11/20/47 to 12/20/50	70,186,138	73,003,123
2.5% 3/1/51 (b)	3,100,000	3,219,206
2.5% 3/1/51 (b)	19,700,000	20,457,532
2.5% 3/1/51 (b)	3,100,000	3,219,206
2.5% 3/1/51 (b)	8,600,000	8,930,699
2.5% 3/1/51 (b)	52,200,000	54,207,267
2.5% 3/1/51 (b)	5,700,000	5,919,184
2.5% 3/1/51 (b)	6,500,000	6,749,947
2.5% 3/1/51 (b)	1,750,000	1,817,293
2.5% 3/1/51 (b)	1,850,000	1,921,139
2.5% 3/1/51 (b)	3,100,000	3,219,206
2.5% 3/1/51 (b)	7,700,000	7,996,091
2.5% 3/1/51 (b)	3,200,000	3,323,051
2.5% 3/1/51 (b)	9,700,000	10,072,998
2.5% 3/1/51 (b)	22,600,000	23,469,047
2.5% 4/1/51 (b)	32,200,000	33,366,506
2.5% 4/1/51 (b)	13,600,000	14,092,686
3% 5/15/42 to 11/20/50	252,407,071	264,280,973
3% 3/1/51 (b)	3,000,000	3,125,331
3% 3/1/51 (b)	8,700,000	9,063,461
3% 3/1/51 (b)	18,100,000	18,856,166
3% 3/1/51 (b)	17,550,000	18,283,188
3% 3/1/51 (b)	14,050,000	14,636,968
3% 3/1/51 (b)	38,000,000	39,587,530
3% 3/1/51 (b)	4,850,000	5,052,619
3% 3/1/51 (b)	30,600,000	31,878,379
3% 3/1/51 (b)	7,550,000	7,865,417
3% 3/1/51 (b)	7,750,000	8,073,773
3% 3/1/51 (b)	4,400,000	4,583,819
5% 4/15/33 to 6/20/48	21,595,031	24,023,622
6.5% 3/20/31 to 6/15/37	69,567	81,743

TOTAL GINNIE MAE		1,684,897,488

Uniform Mortgage Backed Securities - 7.8%
1.5% 3/1/36 (b)	15,200,000	15,394,694
1.5% 3/1/36 (b)	2,850,000	2,886,505
1.5% 3/1/36 (b)	3,050,000	3,089,067
1.5% 3/1/36 (b)	15,000,000	15,192,132
1.5% 3/1/36 (b)	1,800,000	1,823,056
1.5% 3/1/36 (b)	13,500,000	13,672,919
1.5% 3/1/36 (b)	16,500,000	16,711,345
1.5% 3/1/36 (b)	9,125,000	9,241,880
1.5% 3/1/36 (b)	11,150,000	11,292,818
1.5% 3/1/36 (b)	7,400,000	7,494,785
2% 3/1/51 (b)	3,900,000	3,937,126
2% 3/1/51 (b)	13,300,000	13,426,609
2% 3/1/51 (b)	33,000,000	33,314,144
2% 3/1/51 (b)	7,700,000	7,773,300
2% 3/1/51 (b)	5,300,000	5,350,453
2% 3/1/51 (b)	9,050,000	9,136,151
2% 3/1/51 (b)	4,950,000	4,997,122
2% 3/1/51 (b)	10,750,000	10,852,335
2% 3/1/51 (b)	5,900,000	5,956,165
2% 3/1/51 (b)	23,200,000	23,420,852
2% 3/1/51 (b)	12,750,000	12,871,374
2% 3/1/51 (b)	10,600,000	10,700,907
2% 3/1/51 (b)	6,400,000	6,460,925
2% 3/1/51 (b)	5,150,000	5,199,025
2% 3/1/51 (b)	5,050,000	5,098,073
2% 3/1/51 (b)	47,700,000	48,154,080
2% 3/1/51 (b)	4,900,000	4,946,646
2% 3/1/51 (b)	10,600,000	10,700,907
2% 3/1/51 (b)	7,600,000	7,672,348
2% 3/1/51 (b)	8,500,000	8,580,916
2% 3/1/51 (b)	2,500,000	2,523,799
2% 3/1/51 (b)	37,500,000	37,856,981
2% 3/1/51 (b)	26,650,000	26,903,695
2% 3/1/51 (b)	16,500,000	16,657,072
2% 3/1/51 (b)	24,050,000	24,278,944
2% 3/1/51 (b)	9,050,000	9,136,151
2% 3/1/51 (b)	14,050,000	14,183,749
2% 3/1/51 (b)	37,200,000	37,554,125
2% 4/1/51 (b)	13,850,000	13,952,088
2% 4/1/51 (b)	34,300,000	34,552,825
2% 4/1/51 (b)	50,300,000	50,670,761
2% 4/1/51 (b)	23,250,000	23,421,376
2% 4/1/51 (b)	50,300,000	50,670,761
2% 4/1/51 (b)	23,200,000	23,371,007
2.5% 3/1/51 (b)	11,800,000	12,236,047
2.5% 3/1/51 (b)	12,000,000	12,443,437
2.5% 3/1/51 (b)	20,900,000	21,672,320
2.5% 3/1/51 (b)	21,000,000	21,776,015
2.5% 3/1/51 (b)	8,500,000	8,814,101
2.5% 3/1/51 (b)	9,100,000	9,436,273
2.5% 3/1/51 (b)	34,900,000	36,189,663
2.5% 3/1/51 (b)	9,800,000	10,162,140
2.5% 3/1/51 (b)	3,600,000	3,733,031
2.5% 3/1/51 (b)	69,900,000	72,483,022
2.5% 3/1/51 (b)	8,600,000	8,917,797
2.5% 3/1/51 (b)	2,800,000	2,903,469
2.5% 3/1/51 (b)	30,600,000	31,730,765
2.5% 3/1/51 (b)	58,500,000	60,661,756
2.5% 3/1/51 (b)	16,700,000	17,317,117
2.5% 3/1/51 (b)	7,700,000	7,984,539
2.5% 4/1/51 (b)	53,650,000	55,515,174
2.5% 4/1/51 (b)	17,400,000	18,004,921
3% 3/1/51 (b)	8,600,000	9,005,476
3% 3/1/51 (b)	29,100,000	30,472,018
3% 3/1/51 (b)	46,650,000	48,849,473
3% 3/1/51 (b)	21,300,000	22,304,261
3% 3/1/51 (b)	55,500,000	58,116,736
3% 3/1/51 (b)	19,450,000	20,367,036
3% 3/1/51 (b)	35,350,000	37,016,696
3% 3/1/51 (b)	17,325,000	18,141,846
3% 3/1/51 (b)	20,650,000	21,623,614
3% 3/1/51 (b)	52,350,000	54,818,219
3% 3/1/51 (b)	10,900,000	11,413,918
3% 3/1/51 (b)	42,900,000	44,922,666
3% 3/1/51 (b)	10,000,000	10,471,484
3% 3/1/51 (b)	32,950,000	34,503,540
3% 3/1/51 (b)	10,000,000	10,471,484
3% 3/1/51 (b)	32,950,000	34,503,540
3% 3/1/51 (b)	62,850,000	65,813,277
3% 3/1/51 (b)	4,175,000	4,371,845
3% 3/1/51 (b)	63,300,000	66,284,494
3% 3/1/51 (b)	18,925,000	19,817,283
3% 4/1/51 (b)	11,600,000	12,148,733
3% 4/1/51 (b)	49,200,000	51,527,386
3% 4/1/51 (b)	62,900,000	65,875,459
3% 4/1/51 (b)	18,400,000	19,270,405
3% 4/1/51 (b)	19,800,000	20,736,631
3% 4/1/51 (b)	78,700,000	82,422,872
3% 4/1/51 (b)	73,350,000	76,819,792
3% 4/1/51 (b)	17,300,000	18,118,370
3.5% 3/1/51 (b)	97,875,000	103,831,614
3.5% 3/1/51 (b)	3,625,000	3,845,615
3.5% 3/1/51 (b)	2,700,000	2,864,320
3.5% 3/1/51 (b)	83,350,000	88,422,631
3.5% 3/1/51 (b)	87,500,000	92,825,198
3.5% 3/1/51 (b)	2,850,000	3,023,449
3.5% 3/1/51 (b)	28,300,000	30,022,321
3.5% 3/1/51 (b)	4,700,000	4,986,039
3.5% 3/1/51 (b)	28,350,000	30,075,364
3.5% 3/1/51 (b)	4,750,000	5,039,082
3.5% 3/1/51 (b)	150,000	159,129
3.5% 3/1/51 (b)	150,000	159,129
3.5% 3/1/51 (b)	35,400,000	37,554,423

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,486,080,448

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,106,622,909)		6,163,594,037

Asset-Backed Securities - 2.5%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$8,558,545	$8,514,643
Series 2019-1 Class A, 3.844% 5/15/39 (a)	5,234,406	5,283,139
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	8,572,969	8,623,360
Class B, 4.458% 10/16/39 (a)	1,563,726	1,473,145
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	4,062,000	4,065,434
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (a)(c)(d)	11,898,000	11,906,674
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(c)(d)	8,424,000	8,440,300
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(c)(d)	9,320,000	9,326,599
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (a)(c)(d)	4,684,000	4,698,731
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	4,600,146	4,600,570
Class B, 4.335% 1/16/40 (a)	766,953	721,484
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(c)(d)	8,066,000	8,082,689
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(c)(d)	11,060,000	11,072,763
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (a)(c)(d)	8,740,000	8,760,644
Ares XLI CLO Ltd. / Ares XLI CLO LLC:
Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 1/15/29 (a)(c)(d)	9,695,000	9,692,576
Series 2021-41A Class AR2, 1 month U.S. LIBOR + 1.070% 1.07% 4/15/34 (a)(b)(c)(d)	11,760,000	11,760,000
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (a)(c)(d)	20,753,000	20,822,149
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.720% 0.4776% 10/25/35 (c)(d)	3,097	3,097
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (a)(c)(d)	13,346,000	13,380,313
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(c)(d)	9,220,000	9,228,252
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (a)(c)(d)	3,961,000	3,978,321
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	6,089,926	6,106,808
Class AA, 2.487% 12/16/41 (a)(c)	1,014,906	1,018,082
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.1065% 5/25/29 (c)(d)	366,296	366,797
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.0678% 7/25/29 (c)(d)	527,425	527,742
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(c)(d)	10,597,000	10,593,535
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	13,681,320	13,830,214
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(c)	1,604,039	1,619,507
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	8,579,752	8,596,512
Class B, 5.095% 4/15/39 (a)	3,608,108	3,477,903
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	5,422,562	5,462,585
Series 2021-1A:
Class A, 3.474% 1/15/46 (a)	3,675,493	3,726,598
Class B, 6.656% 1/15/46 (a)	1,790,099	1,796,044
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (a)(c)(d)	6,412,000	6,444,310
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(c)(d)	4,342,000	4,352,139
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(c)(d)	5,250,000	5,268,538
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (a)(c)(d)	2,010,000	2,010,917
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(c)(d)	10,867,000	10,925,084
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4676% 10/25/37 (a)(c)(d)	162,292	163,160
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	1,542,443	1,549,611
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.591% 9/28/30 (c)(d)	683,643	681,311
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(c)(d)	9,300,000	9,300,000
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(c)(d)	12,220,000	12,245,992
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	814,895	816,938
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	275,294	275,907
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	7,786,618	7,879,964
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,583,505	1,591,003
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	185,273	185,570
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,136,980	3,207,280
Class A2II, 4.03% 11/20/47 (a)	5,335,970	5,652,980
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	989,925	1,067,535
Class A2II, 4.021% 5/20/49 (a)	744,660	790,092
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (a)	2,113,650	2,208,954
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (a)(c)(d)	7,300,000	7,305,241
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (a)(c)(d)	4,690,000	4,688,828
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (a)(c)(d)	10,321,000	10,363,120
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(c)(d)	3,940,000	3,943,495
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(c)(d)	9,656,000	9,690,984
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.3934% 1/16/32 (a)(c)(d)	2,909,000	2,922,221
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (a)(c)(d)	7,468,000	7,472,100
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (a)(c)(d)	7,000,000	7,046,158
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (a)(c)(d)	9,200,000	9,235,181
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(c)(d)	9,400,000	9,415,820
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (a)(c)(d)	2,000,000	2,000,000
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	11,363,000	11,359,040
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	183,321	183,511
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(c)	8,025,000	8,025,000
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (a)(c)(d)	8,949,000	8,976,223
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(c)(d)	8,920,000	8,997,158
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class B, 3.1% 5/15/23	6,690,000	6,778,000
Series 2019-1 Class B, 3.04% 3/15/24	1,170,000	1,201,637
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,873,106
Series 2019-3 Class A1, 2.23% 9/15/24	4,320,000	4,444,762
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,379,237
GM Financial Automobile Leasing Trust Series 2020-1 Class A2A, 1.67% 4/20/22	3,758,856	3,773,747
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	6,010,000	6,018,163
Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5174% 9/15/23 (a)(c)(d)	4,186,000	4,192,322
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.7705% 4/10/31 (a)(c)(d)	17,143	17,154
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,273,176	3,305,176
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	4,670,086	4,682,470
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(c)	7,887,000	8,089,033
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(c)(d)	4,500,000	4,503,186
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1424% 1/22/28 (a)(c)(d)	2,750,000	2,749,766
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(b)(c)(d)	9,810,000	9,810,000
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (a)(c)(d)	9,585,000	9,591,527
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (a)(c)(d)	9,770,000	9,791,807
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (a)(c)(d)	4,271,000	4,294,572
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0234% 1/18/28 (a)(c)(d)	8,499,186	8,470,144
Magnetite XXI Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.504% 4/20/30 (a)(c)(d)	7,329,000	7,330,231
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (a)(c)(d)	23,148,000	23,220,314
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (a)(b)(c)(d)	8,400,000	8,400,000
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	2,014,457	2,031,538
Series 2020-1A Class A, 2.24% 3/15/30 (a)	1,213,183	1,219,308
Mercedes-Benz Master Owner Trust Series 2019-BA Class A, 2.61% 5/15/24 (a)	10,340,000	10,635,603
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	2,668,558	2,771,758
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (a)(c)(d)	10,553,000	10,557,000
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(c)(d)	21,867,000	21,808,353
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	1,320,277	1,322,553
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	13,602,586	13,584,209
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.7176% 7/26/66 (a)(c)(d)	497,231	497,445
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8826% 9/25/35 (c)(d)	18,128	18,118
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (a)(c)(d)	8,594,000	8,603,402
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	7,139,880	6,807,162
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	6,713,768	6,722,115
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	789,683	791,177
Series 2019-4A Class A, 2.48% 2/17/26 (a)	1,002,757	1,006,076
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	3,874,546	3,902,826
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	3,072,428	3,083,216
Santander Retail Auto Lease Trust Series 2019-C Class A2A, 1.89% 9/20/22 (a)	2,249,095	2,262,561
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	21,296,167	21,233,056
Class B, 4.335% 3/15/40 (a)	853,777	769,202
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	8,715,000	9,226,904
1.884% 7/15/50 (a)	4,275,000	4,409,250
2.328% 7/15/52 (a)	3,269,000	3,383,031
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6865% 12/15/27 (a)(c)(d)	1,020,352	1,020,460
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	3,361,794	3,394,661
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (a)(c)(d)	12,335,317	12,344,482
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (a)(c)(d)	5,300,000	5,309,333
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (a)(b)(c)(d)	7,300,000	7,300,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (a)(c)(d)	7,106,000	7,117,696
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (c)(d)	7,249	6,742
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(c)	9,675,593	9,652,879
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	20,541,060	20,392,195
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	1,945,329	2,056,034
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	280,766	291,797
Series 2019-1 Class A1, 3.7412% 3/25/58 (a)(c)	1,094,116	1,164,511
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	1,646,011	1,686,738
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	6,344,085	6,469,139
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (a)(c)(d)	778,000	497,920
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	382,736	383,218
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	1,635,000	1,636,691
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (a)(c)(d)	8,606,000	8,605,923
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (a)(c)(d)	12,409,000	12,442,790
Voya CLO Ltd. Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/30 (a)(c)(d)	4,458,000	4,469,145
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (a)(c)(d)	9,150,000	9,168,803
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(c)(d)	11,800,000	11,865,289
TOTAL ASSET-BACKED SECURITIES
(Cost $807,136,712)		814,637,238

Collateralized Mortgage Obligations - 0.9%
Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	3,186	3,179
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	10,339,000	10,327,389
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	7,328,084	7,326,970
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(c)	105,030	105,002
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (a)(c)(d)	94,344	91,723
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(c)(d)(i)	538,288	54
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (a)(c)(d)	1,011,525	946,644
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	5,339,427	5,421,431
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5611% 2/20/49 (c)(d)	4,447,780	4,492,806
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(c)(d)	2,436,667	2,442,405
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(c)	9,300,000	9,520,708
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3705% 1/23/23 (a)(c)(d)	5,443,000	5,444,736
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4705% 4/23/23 (a)(c)(d)	25,857,000	25,855,265
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	2,584,105	2,589,206
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	4,643,870	4,836,222
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	6,402,378	6,739,112
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	765,008	769,199
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	21,229,505	21,282,305
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	5,499,472	5,468,004
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (c)(d)	2,081	2,016
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(c)(d)	8,890,000	8,909,034
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.4376% 9/25/43 (c)(d)	91,887	89,363
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.8349% 9/25/33 (c)	12,570	12,459

TOTAL PRIVATE SPONSOR		122,675,232

U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9176% 2/25/32 (c)(d)	3,363	3,422
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1083% 3/18/32 (c)(d)	6,039	6,170
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1176% 4/25/32 (c)(d)	6,844	7,017
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1176% 10/25/32 (c)(d)	8,993	9,198
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8676% 1/25/32 (c)(d)	3,330	3,384
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9824% 12/25/33 (c)(j)(k)	122,231	32,984
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5624% 11/25/36 (c)(j)(k)	84,789	17,522
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4176% 1/25/43 (c)(d)	834,917	836,463
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.4676% 5/25/47 (c)(d)	1,829,229	1,835,826
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4176% 5/25/48 (c)(d)	1,095,373	1,096,890
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4176% 6/25/48 (c)(d)	3,288,503	3,291,056
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,050	1,096
Series 1993-207 Class H, 6.5% 11/25/23	25,945	27,591
Series 1996-28 Class PK, 6.5% 7/25/25	9,347	9,974
Series 1999-17 Class PG, 6% 4/25/29	57,617	64,031
Series 1999-32 Class PL, 6% 7/25/29	60,459	67,401
Series 1999-33 Class PK, 6% 7/25/29	44,824	50,029
Series 2001-52 Class YZ, 6.5% 10/25/31	6,197	7,209
Series 2003-28 Class KG, 5.5% 4/25/23	12,687	13,190
Series 2005-102 Class CO 11/25/35 (l)	22,746	21,140
Series 2005-39 Class TE, 5% 5/25/35	22,919	25,780
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2442% 8/25/35 (c)(k)	7,025	9,439
Series 2005-81 Class PC, 5.5% 9/25/35	63,802	72,310
Series 2006-12 Class BO 10/25/35 (l)	103,761	96,356
Series 2006-15 Class OP 3/25/36 (l)	118,742	108,855
Series 2006-37 Class OW 5/25/36 (l)	11,412	10,316
Series 2006-45 Class OP 6/25/36 (l)	36,900	33,575
Series 2006-62 Class KP 4/25/36 (l)	60,826	55,904
Series 2012-149:
Class DA, 1.75% 1/25/43	173,430	178,091
Class GA, 1.75% 6/25/42	186,900	192,082
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	9,798	11,151
Series 1999-25 Class Z, 6% 6/25/29	37,086	41,835
Series 2001-20 Class Z, 6% 5/25/31	60,611	67,960
Series 2001-31 Class ZC, 6.5% 7/25/31	31,529	36,094
Series 2002-16 Class ZD, 6.5% 4/25/32	17,783	20,742
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4324% 11/25/32 (c)(j)(k)	61,291	8,623
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	114,306	7,052
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5224% 12/25/36 (c)(j)(k)	67,095	16,914
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3224% 5/25/37 (c)(j)(k)	35,697	7,800
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.4671% 9/25/23 (c)(k)	1,611	1,870
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9824% 3/25/33 (c)(j)(k)	10,071	2,290
Series 2005-72 Class ZC, 5.5% 8/25/35	466,534	527,626
Series 2005-79 Class ZC, 5.9% 9/25/35	266,310	301,980
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.9142% 6/25/37 (c)(k)	39,582	81,453
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (c)(k)	41,021	84,804
Class SB, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (c)(k)	13,917	25,737
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2324% 3/25/38 (c)(j)(k)	226,060	46,123
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9324% 12/25/40 (c)(j)(k)	218,034	41,729
Class ZA, 4.5% 12/25/40	121,175	132,457
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	120,117	6,959
Series 2010-150 Class ZC, 4.75% 1/25/41	962,073	1,071,356
Series 2010-95 Class ZC, 5% 9/25/40	2,053,135	2,285,045
Series 2011-39 Class ZA, 6% 11/25/32	143,671	165,766
Series 2011-4 Class PZ, 5% 2/25/41	335,515	398,921
Series 2011-67 Class AI, 4% 7/25/26 (j)	34,617	1,846
Series 2011-83 Class DI, 6% 9/25/26 (j)	17,155	524
Series 2012-100 Class WI, 3% 9/25/27 (j)	604,504	45,979
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5324% 12/25/30 (c)(j)(k)	162,980	14,453
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4324% 6/25/41 (c)(j)(k)	189,065	20,195
Series 2013-133 Class IB, 3% 4/25/32 (j)	350,960	15,951
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9324% 1/25/44 (c)(j)(k)	182,202	31,921
Series 2013-44 Class DJ, 1.85% 5/25/33	12,307,421	12,609,049
Series 2013-51 Class GI, 3% 10/25/32 (j)	146,130	11,230
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6024% 6/25/35 (c)(j)(k)	177,780	34,463
Series 2015-42 Class IL, 6% 6/25/45 (j)	971,544	191,367
Series 2015-70 Class JC, 3% 10/25/45	1,067,751	1,133,323
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	467,485	94,431
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	31,023	5,862
Series 343 Class 16, 5.5% 5/25/34 (j)	27,513	4,672
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	24,318	5,590
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	15,528	2,942
Class 13, 6% 3/25/34 (j)	21,575	4,108
Series 359 Class 19, 6% 7/25/35 (c)(j)	13,327	2,782
Series 384 Class 6, 5% 7/25/37 (j)	136,598	24,960
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9123% 1/15/32 (c)(d)	2,904	2,955
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (c)(d)	3,729	3,809
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1123% 3/15/32 (c)(d)	3,904	3,993
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0123% 6/15/31 (c)(d)	6,734	6,863
Class FG, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (c)(d)	2,089	2,130
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.4623% 8/15/47 (c)(d)	982,509	986,373
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3623% 5/15/37 (c)(d)	157,390	158,017
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	67,325	75,163
Series 2101 Class PD, 6% 11/15/28	4,457	4,963
Series 2104 Class PG, 6% 12/15/28	4,659	5,212
Series 2121 Class MG, 6% 2/15/29	25,466	28,408
Series 2131 Class BG, 6% 3/15/29	148,553	166,207
Series 2137 Class PG, 6% 3/15/29	22,479	25,191
Series 2154 Class PT, 6% 5/15/29	49,224	55,131
Series 2162 Class PH, 6% 6/15/29	9,441	10,500
Series 2520 Class BE, 6% 11/15/32	66,279	76,236
Series 2693 Class MD, 5.5% 10/15/33	286,401	326,623
Series 2802 Class OB, 6% 5/15/34	84,640	95,234
Series 3002 Class NE, 5% 7/15/35	165,461	185,141
Series 3110 Class OP 9/15/35 (l)	60,522	58,545
Series 3119 Class PO 2/15/36 (l)	139,649	127,801
Series 3121 Class KO 3/15/36 (l)	22,728	21,129
Series 3123 Class LO 3/15/36 (l)	79,797	73,088
Series 3145 Class GO 4/15/36 (l)	79,530	73,268
Series 3189 Class PD, 6% 7/15/36	138,272	162,286
Series 3225 Class EO 10/15/36 (l)	42,039	38,321
Series 3258 Class PM, 5.5% 12/15/36	59,926	68,788
Series 3415 Class PC, 5% 12/15/37	58,201	65,044
Series 3786 Class HI, 4% 3/15/38 (j)	56,493	941
Series 3806 Class UP, 4.5% 2/15/41	360,773	400,347
Series 3832 Class PE, 5% 3/15/41	675,333	755,735
Series 4135 Class AB, 1.75% 6/15/42	140,832	144,745
Series 4765 Class PE, 3% 12/15/41	422,466	428,595
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,198	2,456
Series 2135 Class JE, 6% 3/15/29	17,874	19,982
Series 2274 Class ZM, 6.5% 1/15/31	19,318	21,991
Series 2281 Class ZB, 6% 3/15/30	30,675	34,037
Series 2303 Class ZV, 6% 4/15/31	13,653	15,354
Series 2357 Class ZB, 6.5% 9/15/31	114,011	132,580
Series 2502 Class ZC, 6% 9/15/32	35,261	40,475
Series 2519 Class ZD, 5.5% 11/15/32	37,895	42,856
Series 2546 Class MJ, 5.5% 3/15/23	8,164	8,506
Series 2601 Class TB, 5.5% 4/15/23	3,745	3,900
Series 2998 Class LY, 5.5% 7/15/25	19,302	20,726
Series 3871 Class KB, 5.5% 6/15/41	760,141	889,495
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4878% 2/15/36 (c)(j)(k)	43,782	8,927
Series 1658 Class GZ, 7% 1/15/24	5,414	5,825
Series 2013-4281 Class AI, 4% 12/15/28 (j)	324,135	15,354
Series 2017-4683 Class LM, 3% 5/15/47	1,293,576	1,370,320
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0878% 11/15/31 (c)(j)(k)	26,812	3,880
Series 2587 Class IM, 6.5% 3/15/33 (j)	4,418	904
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.0704% 8/15/24 (c)(k)	110	127
Class SD, 86.400% - 1 month U.S. LIBOR 84.9907% 8/15/24 (c)(k)	202	256
Series 2933 Class ZM, 5.75% 2/15/35	563,053	660,474
Series 2935 Class ZK, 5.5% 2/15/35	534,789	610,678
Series 2947 Class XZ, 6% 3/15/35	243,950	282,669
Series 2996 Class ZD, 5.5% 6/15/35	415,547	482,817
Series 3237 Class C, 5.5% 11/15/36	593,583	679,265
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5478% 11/15/36 (c)(j)(k)	184,207	43,459
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6378% 3/15/37 (c)(j)(k)	288,058	70,726
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6478% 4/15/37 (c)(j)(k)	403,705	100,340
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4678% 6/15/37 (c)(j)(k)	145,619	30,831
Series 3949 Class MK, 4.5% 10/15/34	117,783	129,828
Series 3955 Class YI, 3% 11/15/21 (j)	2,742	20
Series 4055 Class BI, 3.5% 5/15/31 (j)	349,604	17,503
Series 4149 Class IO, 3% 1/15/33 (j)	74,578	8,126
Series 4314 Class AI, 5% 3/15/34 (j)	104,614	6,969
Series 4427 Class LI, 3.5% 2/15/34 (j)	687,321	51,679
Series 4471 Class PA 4% 12/15/40	696,072	746,694
target amortization class Series 2156 Class TC, 6.25% 5/15/29	23,965	25,933
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0265% 2/15/24 (c)(d)	6,680	6,720
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	6,153	6,976
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	17,624	19,619
Series 2056 Class Z, 6% 5/15/28	41,283	46,059
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4123% 5/15/48 (c)(d)	2,163,005	2,164,097
Series 4386 Class AZ, 4.5% 11/15/40	1,368,364	1,493,860
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	11,110,775	11,840,507
Series 2018-4 Class MA, 3.5% 3/25/58	4,148,918	4,414,925
Series 2019-1 Class MA, 3.5% 7/25/58	7,218,158	7,685,074
Series 2018-3 Class M55D, 4% 8/25/57	537,189	582,618
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5826% 6/16/37 (c)(j)(k)	80,188	17,983
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6775% 3/20/60 (c)(d)(m)	964,940	967,897
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 7/20/60 (c)(d)(m)	130,477	130,223
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4439% 9/20/60 (c)(d)(m)	158,782	158,385
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4439% 8/20/60 (c)(d)(m)	160,218	159,836
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5239% 12/20/60 (c)(d)(m)	320,265	320,070
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 12/20/60 (c)(d)(m)	380,569	381,363
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 2/20/61 (c)(d)(m)	606,939	607,877
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6339% 2/20/61 (c)(d)(m)	859,051	860,298
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 4/20/61 (c)(d)(m)	359,823	360,596
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (c)(d)(m)	525,090	526,218
Class FC, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (c)(d)(m)	410,906	411,789
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6739% 6/20/61 (c)(d)(m)	483,697	484,991
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6939% 9/20/61 (c)(d)(m)	1,243,776	1,247,923
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 10/20/61 (c)(d)(m)	558,444	560,813
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 11/20/61 (c)(d)(m)	520,185	523,546
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 1/20/62 (c)(d)(m)	348,122	350,245
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 1/20/62 (c)(d)(m)	496,066	498,456
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 3/20/62 (c)(d)(m)	314,717	316,090
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (c)(d)(m)	9,498	9,550
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6739% 7/20/60 (c)(d)(m)	8,037	8,042
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 1/20/64 (c)(d)(m)	431,687	433,298
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7439% 12/20/63 (c)(d)(m)	1,687,385	1,694,096
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6439% 6/20/64 (c)(d)(m)	417,180	418,064
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4439% 3/20/65 (c)(d)(m)	10,713	10,693
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4239% 5/20/63 (c)(d)(m)	11,332	11,303
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3439% 4/20/63 (c)(d)(m)	8,030	7,996
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5439% 12/20/62 (c)(d)(m)	25,421	25,419
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3611% 10/20/47 (c)(d)	1,162,575	1,162,490
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4611% 11/20/48 (c)(d)	2,613,111	2,628,215
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4111% 5/20/48 (c)(d)	1,214,815	1,216,926
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (c)(d)	1,499,376	1,502,355
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (c)(d)	1,532,710	1,538,347
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5611% 12/20/49 (c)(d)	16,395,225	16,531,751
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5111% 3/20/50 (c)(d)	15,664,937	15,765,610
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7777% 12/20/40 (c)(k)	828,339	968,535
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	44,113	4,038
Series 2016-69 Class WA, 3% 2/20/46	557,523	592,984
Series 2017-134 Class BA, 2.5% 11/20/46	207,038	217,467
Series 2017-153 Class GA, 3% 9/20/47	1,995,217	2,113,968
Series 2017-182 Class KA, 3% 10/20/47	1,675,898	1,774,272
Series 2018-13 Class Q, 3% 4/20/47	2,409,553	2,540,337
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	238,766	267,201
Series 2010-160 Class DY, 4% 12/20/40	1,825,376	1,984,552
Series 2010-170 Class B, 4% 12/20/40	407,153	442,726
Series 2017-139 Class BA, 3% 9/20/47	5,890,146	6,172,404
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3926% 5/16/34 (c)(j)(k)	54,990	10,739
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0926% 8/17/34 (c)(j)(k)	42,671	9,976
Series 2010-116 Class QB, 4% 9/16/40	128,284	139,072
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8426% 2/16/40 (c)(j)(k)	292,540	50,574
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 5/20/60 (c)(d)(m)	374,870	374,159
Series 2011-52 Class HI, 7% 4/16/41 (j)	50,934	10,108
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9889% 7/20/41 (c)(j)(k)	160,054	30,654
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5926% 6/16/42 (c)(j)(k)	178,194	38,427
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (c)(k)	36,249	37,987
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (c)(k)	72,798	74,669
Series 2013-149 Class MA, 2.5% 5/20/40	2,037,287	2,108,353
Series 2014-2 Class BA, 3% 1/20/44	3,095,118	3,284,916
Series 2014-21 Class HA, 3% 2/20/44	1,245,255	1,322,213
Series 2014-25 Class HC, 3% 2/20/44	2,018,469	2,134,104
Series 2014-5 Class A, 3% 1/20/44	1,812,651	1,914,359
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	114,396	115,421
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)	6,786	6,783
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.61% 5/20/66 (c)(d)(m)	3,052,121	3,032,043
Series 2017-186 Class HK, 3% 11/16/45	1,713,563	1,813,494
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (c)(d)(m)	3,485,703	3,452,185
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 3.9331% 5/20/65 (c)(m)	147,699	152,923

TOTAL U.S. GOVERNMENT AGENCY		156,355,832

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $275,407,278)		279,031,064

Commercial Mortgage Securities - 2.8%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (a)(c)(d)	10,322,000	10,344,835
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	10,500,000	10,767,154
Class ANM, 3.112% 11/5/32 (a)	5,768,000	5,875,306
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	1,295,000	1,249,563
Class CNM, 3.7186% 11/5/32 (a)(c)	536,000	497,663
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,901,000	3,244,925
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,186,397
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.5176% 11/25/35 (a)(c)(d)	37,857	36,067
Class M1, 1 month U.S. LIBOR + 0.660% 0.5576% 11/25/35 (a)(c)(d)	10,127	9,085
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5076% 1/25/36 (a)(c)(d)	95,234	90,423
Class M1, 1 month U.S. LIBOR + 0.450% 0.5676% 1/25/36 (a)(c)(d)	30,744	29,453
Class M2, 1 month U.S. LIBOR + 0.470% 0.5876% 1/25/36 (a)(c)(d)	11,594	10,972
Class M3, 1 month U.S. LIBOR + 0.500% 0.6176% 1/25/36 (a)(c)(d)	16,873	16,008
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.4776% 4/25/36 (a)(c)(d)	16,226	15,352
Class M1, 1 month U.S. LIBOR + 0.570% 0.4976% 4/25/36 (a)(c)(d)	9,811	9,027
Class M2, 1 month U.S. LIBOR + 0.600% 0.5176% 4/25/36 (a)(c)(d)	10,377	9,180
Class M6, 1 month U.S. LIBOR + 0.960% 0.7576% 4/25/36 (a)(c)(d)	9,811	7,683
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.4276% 7/25/36 (a)(c)(d)	15,134	13,905
Class M2, 1 month U.S. LIBOR + 0.490% 0.4476% 7/25/36 (a)(c)(d)	10,753	9,482
Class M4, 1 month U.S. LIBOR + 0.630% 0.5376% 7/25/36 (a)(c)(d)	10,156	8,297
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 0.3876% 12/25/36 (a)(c)(d)	228,272	214,553
Class M1, 1 month U.S. LIBOR + 0.290% 0.4076% 12/25/36 (a)(c)(d)	18,346	16,621
Class M3, 1 month U.S. LIBOR + 0.340% 0.4576% 12/25/36 (a)(c)(d)	12,436	10,342
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3876% 3/25/37 (a)(c)(d)	57,431	53,841
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3876% 7/25/37 (a)(c)(d)	167,156	158,273
Class A2, 1 month U.S. LIBOR + 0.320% 0.4376% 7/25/37 (a)(c)(d)	156,457	124,490
Class M1, 1 month U.S. LIBOR + 0.370% 0.4876% 7/25/37 (a)(c)(d)	53,296	48,223
Class M2, 1 month U.S. LIBOR + 0.410% 0.5276% 7/25/37 (a)(c)(d)	34,723	28,988
Class M3, 1 month U.S. LIBOR + 0.490% 0.6076% 7/25/37 (a)(b)(c)(d)	31,591	32,982
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4076% 7/25/37 (a)(c)(d)	57,642	52,920
Class M1, 1 month U.S. LIBOR + 0.310% 0.4276% 7/25/37 (a)(c)(d)	30,576	27,286
Class M2, 1 month U.S. LIBOR + 0.340% 0.4576% 7/25/37 (a)(c)(d)	32,625	28,921
Class M3, 1 month U.S. LIBOR + 0.370% 0.4876% 7/25/37 (a)(c)(d)	52,667	47,290
Class M4, 1 month U.S. LIBOR + 0.500% 0.6176% 7/25/37 (a)(c)(d)	82,805	73,890
Class M5, 1 month U.S. LIBOR + 0.600% 0.7176% 7/25/37 (a)(c)(d)	34,635	29,450
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	3,507,000	3,880,435
Series 2018-B2 Class ASB, 3.7802% 2/15/51	1,800,000	1,989,848
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,443,621
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,564,368
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	13,110,690
Series 2019-B14 Class A5, 3.0486% 12/15/62	5,422,000	5,841,815
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	17,786,991
Series 2019-B12 Class XA, 1.0652% 8/15/52 (c)(j)	75,630,316	4,823,142
Series 2019-B14 Class XA, 0.787% 12/15/62 (c)(j)	50,769,517	2,465,033
Series 2020-B17 Class XA, 1.4195% 3/15/53 (c)(j)	11,993,129	1,067,406
Series 2020-B18 Class XA, 1.7938% 7/15/53 (c)(j)	20,058,427	2,320,702
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(c)(d)	6,075,000	6,135,713
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0631% 3/15/37 (a)(c)(d)	9,800,000	9,809,030
Class F, 1 month U.S. LIBOR + 2.470% 2.5831% 3/15/37 (a)(c)(d)	2,450,000	2,451,479
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.112% 12/15/36 (a)(c)(d)	6,560,701	6,560,700
Class C, 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (a)(c)(d)	5,385,084	5,385,083
Class D, 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (a)(c)(d)	6,045,745	6,045,743
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.988% 11/15/32 (a)(c)(d)	2,254,000	2,255,402
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(c)(d)	15,839,892	15,851,817
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (a)(c)(d)	8,932,000	8,959,918
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1996% 9/15/37 (a)(c)(d)	11,493,874	11,021,724
Class B, 1 month U.S. LIBOR + 1.320% 1.437% 9/15/37 (a)(c)(d)	4,536,936	4,258,055
Class D, 1 month U.S. LIBOR + 2.620% 2.737% 9/15/37 (a)(c)(d)	2,186,803	1,733,207
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (a)(c)(d)	3,999,800	4,001,051
Class C, 1 month U.S. LIBOR + 1.100% 1.212% 11/15/35 (a)(c)(d)	893,200	893,478
Class F, 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (a)(c)(d)	2,356,900	2,357,641
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.412% 4/15/34 (a)(c)(d)	4,437,000	4,414,833
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 4/15/34 (a)(c)(d)	2,933,000	2,896,371
Class D, 1 month U.S. LIBOR + 1.900% 2.012% 4/15/34 (a)(c)(d)	3,079,000	3,032,856
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (a)(c)(d)	4,253,804	4,256,853
Class C, 1 month U.S. LIBOR + 1.250% 1.362% 10/15/36 (a)(c)(d)	5,347,395	5,351,216
Class D, 1 month U.S. LIBOR + 1.450% 1.562% 10/15/36 (a)(c)(d)	7,574,447	7,579,839
Class E, 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (a)(c)(d)	10,642,578	10,650,102
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.712% 12/15/36 (a)(c)(d)	5,735,374	5,733,651
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8123% 1/15/34 (a)(c)(d)	6,330,000	6,360,396
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(c)(d)	6,400,000	6,392,006
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(c)(d)	30,357,595	30,409,145
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	17,655,000	19,287,542
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	27,716,116	27,879,868
Class A2, 1.99% 7/15/60 (a)	10,951,863	10,832,048
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(c)(d)	4,222,000	4,221,999
Class B, 1 month U.S. LIBOR + 1.250% 1.3623% 11/15/36 (a)(c)(d)	1,600,000	1,599,497
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(c)(d)	21,133,804	21,003,202
Class B, 1 month U.S. LIBOR + 1.500% 1.612% 6/15/34 (a)(c)(d)	2,169,638	2,120,979
Class C, 1 month U.S. LIBOR + 1.750% 1.862% 6/15/34 (a)(c)(d)	2,451,422	2,359,875
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2017-P7 Class AAB, 3.509% 4/14/50	740,000	802,905
Series 2020-GC46 Class A5, 2.717% 2/15/53	20,180,000	21,236,161
Series 2015-GC33 Class XA, 0.8832% 9/10/58 (c)(j)	1,581,794	53,731
Series 2016-P6 Class XA, 0.7704% 12/10/49 (c)(j)	1,626,920	41,274
Series 2019-GC41 Class XA, 1.0582% 8/10/56 (c)(j)	20,641,255	1,400,022
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,333,196
Series 2017-CD4 Class ASB, 3.317% 5/10/50	9,942,000	10,782,931
Series 2014-CR20 Class XA, 1.0187% 11/10/47 (c)(j)	382,512	11,879
Series 2014-LC17 Class XA, 0.7221% 10/10/47 (c)(j)	1,299,929	27,017
Series 2014-UBS6 Class XA, 0.8865% 12/10/47 (c)(j)	965,949	25,400
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.992% 12/15/31 (a)(c)(d)	1,667,000	1,670,184
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (a)(c)(d)	6,081,000	6,100,342
Class C, 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (a)(c)(d)	1,603,000	1,605,010
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	3,554,000	3,636,463
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,971,000	4,955,875
Class B, 4.5349% 4/15/36 (a)	1,471,000	1,455,737
Class C, 4.782% 4/15/36 (a)(c)	955,000	921,361
Class D, 4.782% 4/15/36 (a)(c)	1,909,000	1,714,904
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	4,803,000	5,184,696
DBUBS Mortgage Trust Series 2011-LC3A:
Class B, 5.3363% 8/10/44 (a)(c)	500,000	502,591
Class C, 5.3363% 8/10/44 (a)(c)	4,800,000	4,814,679
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	27,923,000	27,512,331
Series 2020-K120 Class A2, 1.5% 10/25/30	19,200,000	18,907,379
Series 2020-K121 Class A2, 1.547% 10/25/30	11,600,000	11,510,936
Series 2020-K739 Class A2, 1.336% 9/25/27	31,857,000	32,079,046
Series 2021-K125 Class A2, 1.846% 1/25/31	9,400,000	9,539,471
Series 2020-K122 Class A2, 1.521% 11/25/30	8,000,000	7,887,103
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (a)(c)(d)	6,300,000	6,349,681
Class B, 1 month U.S. LIBOR + 1.350% 1.462% 8/15/37 (a)(c)(d)	1,300,000	1,304,443
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 8/15/37 (a)(c)(d)	710,000	716,775
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.562% 9/15/31 (a)(c)(d)	20,025,000	19,424,478
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.202% 10/15/31 (a)(c)(d)	3,300,000	3,303,458
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	719,216	748,358
Series 2016-GC34 Class AAB, 3.278% 10/10/48	2,344,790	2,474,830
Series 2020-GC45 Class A5, 2.9106% 2/13/53	17,280,000	18,429,156
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	13,806,000	13,889,617
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,577,000	2,783,899
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (a)	24,200,000	24,397,196
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,909,081
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	3,028,000	3,296,351
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,779,000	9,971,908
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	3,089,712
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	500,000	516,072
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,528,000	2,626,685
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(c)(d)	6,400,000	6,412,961
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,871,000	4,038,204
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	89,189
Class CFX, 4.9498% 7/5/33 (a)	767,000	811,363
Class DFX, 5.3503% 7/5/33 (a)	1,370,000	1,447,358
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,664,185
Ladder Capital Commercial Mortgage Securities Trust:
sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (a)	12,000,000	11,997,799
Series 2014-909 Class B, 3.59% 5/15/31 (a)	7,769,000	7,773,922
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(c)(d)	5,774,000	5,797,487
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	6,370,433	6,836,723
Series 2017-C33 Class A4, 3.337% 5/15/50	13,400,000	14,651,572
Series 2015-C25 Class XA, 1.0528% 10/15/48 (c)(j)	948,368	35,273
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	3,061,000	3,064,039
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.962% 8/15/33 (a)(c)(d)	205,211	204,965
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(c)(d)	9,700,000	9,930,075
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	16,247,000	16,965,429
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(c)	24,300,000	24,536,750
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	3,453,178
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(c)	1,783,000	1,798,885
Class C, 3.1771% 11/10/36 (a)(c)	1,712,000	1,700,677
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.312% 12/15/35 (a)(c)(d)	20,822,000	20,862,538
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (a)(c)(d)	7,731,000	7,728,886
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (a)(c)(d)	9,599,842	9,551,543
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,400,000	1,532,308
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,000,000	1,100,378
Series 2012-C1 Class A/S, 4.171% 5/10/45	9,200,000	9,458,778
Series 2017-C7 Class XA, 1.0307% 12/15/50 (c)(j)	1,220,887	62,910
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(c)(d)	110,576	110,198
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (a)	4,200,000	4,353,052
Series 2012-C3 Class A/S, 3.814% 8/10/49 (a)	12,000,000	12,477,522
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	8,020,000	7,970,512
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	470,000	470,927
Class X, 0.4294% 10/10/42 (a)(c)(j)	27,100,000	987,914
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	12,116,409
Series 2015-C29 Class ASB, 3.4% 6/15/48	5,266,396	5,559,133
Series 2016-LC24 Class A3, 2.684% 10/15/49	4,700,000	4,961,795
Series 2017-C40 Class ASB, 3.395% 10/15/50	1,000,000	1,090,665
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	1,132,859
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	4,073,499
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	1,092,365
Series 2015-SG1 Class ASB, 3.556% 9/15/48	4,658,357	4,921,709
Series 2017-C42 Class XA, 0.8822% 12/15/50 (c)(j)	1,450,343	71,709
Series 2018-C46 Class XA, 0.9387% 8/15/51 (c)(j)	24,974,742	1,184,105
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	4,433,182
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (a)(c)(d)	104,171	104,187
Series 2012-C8 Class A/S, 3.66% 8/15/45	4,873,000	5,035,157
Series 2012-C9 Class A/S, 3.388% 11/15/45	1,300,000	1,346,183
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $897,250,071)		897,719,998

Municipal Securities - 0.2%
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,527,141
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	3,343,364	3,472,451
5.1% 6/1/33	22,095,000	24,682,766
Series 2010-1, 6.63% 2/1/35	2,035,000	2,405,716
Series 2010-3:
6.725% 4/1/35	2,710,000	3,223,816
7.35% 7/1/35	1,385,000	1,701,860
Series 2010-5, 6.2% 7/1/21	295,000	299,232
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	15,105,050
TOTAL MUNICIPAL SECURITIES
(Cost $50,339,857)		55,418,032

Foreign Government and Government Agency Obligations - 0.0%
State of Qatar 3.4% 4/16/25(a)
(Cost $4,099,330)	4,110,000	4,488,891
	Shares	Value

Common Stocks - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Jonah Energy LLC (i)
(Cost $65,550)	4,766	71,490
	Principal Amount	Value

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (c)	2,954,000	3,159,303
KeyBank NA 6.95% 2/1/28	619,000	794,449
RBS Citizens NA 2.55% 5/13/21	1,236,000	1,239,272
Regions Bank 6.45% 6/26/37	4,251,000	5,871,966
Synchrony Bank 3.65% 5/24/21	4,817,000	4,839,557
TOTAL BANK NOTES
(Cost $14,557,173)		15,904,547
	Shares	Value

Fixed-Income Funds - 55.7%
Bank Loan Funds - 2.3%
Fidelity Floating Rate High Income Fund (n)	77,893,154	$733,753,510
High Yield Fixed-Income Funds - 2.7%
Fidelity High Income Fund (n)	30,457,482	263,457,223
Fidelity New Markets Income Fund (n)	41,171,498	599,457,004

TOTAL HIGH YIELD FIXED-INCOME FUNDS		862,914,227

Inflation-Protected Bond Funds - 2.0%
Fidelity Inflation-Protected Bond Index Fund (n)	58,209,996	634,488,957
Intermediate Government Funds - 4.7%
Fidelity SAI U.S. Treasury Bond Index Fund (n)	149,532,562	1,510,278,874
Intermediate-Term Bond Funds - 36.3%
Fidelity Global Credit Fund (n)	3,127,849	30,559,083
Fidelity Intermediate Bond Fund(n)	26,969,894	302,602,205
Fidelity SAI Total Bond Fund (n)	969,497,919	10,228,203,007
Fidelity Sustainability Bond Index Fund (n)	2,356,729	25,381,976
Fidelity U.S. Bond Index Fund (n)	85,135,296	1,032,691,139

TOTAL INTERMEDIATE-TERM BOND FUNDS		11,619,437,410

Investment Grade Fixed-Income Funds - 2.3%
Fidelity Corporate Bond Fund (n)	57,857,566	727,269,608
Long Government Bond Funds - 3.7%
Fidelity SAI Long-Term Treasury Bond Index Fund (n)	106,362,909	1,174,246,519
Sector Funds - 1.7%
Fidelity Advisor Real Estate Income Fund Class I(n)	45,927,355	555,261,725
TOTAL FIXED-INCOME FUNDS
(Cost $17,549,491,002)		17,817,650,830
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (c)(o)	13,095,000	13,111,238
Barclays Bank PLC 7.625% 11/21/22	12,633,000	13,892,158
TOTAL PREFERRED SECURITIES
(Cost $25,916,825)		27,003,396
	Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund 0.07% (p)	1,996,054,572	1,996,453,783
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (n)(q)	829,199,153	829,199,153
TOTAL MONEY MARKET FUNDS
(Cost $2,825,652,897)		2,825,652,936

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	22,100,000	$1,655,844
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	150,067
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	27,200,000	890,372
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	1,062,441
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	43,600,000	940,463
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	525,991
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	231,173

TOTAL PUT OPTIONS			5,456,351

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	22,100,000	80,234
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	4,600,000	107,253
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	27,200,000	635,874
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	33,500,000	809,820
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	43,600,000	1,503,970
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	16,000,000	360,155
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	12,300,000	471,548

TOTAL CALL OPTIONS			3,968,854

TOTAL PURCHASED SWAPTIONS
(Cost $8,662,124)			9,425,205
TOTAL INVESTMENT IN SECURITIES - 109.4%
(Cost $34,389,070,274)			34,998,937,675
NET OTHER ASSETS (LIABILITIES) - (9.4)%			(3,000,944,607)
NET ASSETS - 100%			$31,997,993,068

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/51	$(21,100,000)	$(21,427,706)
2% 3/1/51	(10,550,000)	(10,713,853)
2% 3/1/51	(44,400,000)	(45,089,581)
2% 3/1/51	(22,200,000)	(22,544,790)
2.5% 3/1/51	(13,600,000)	(14,122,966)
2.5% 3/1/51	(32,200,000)	(33,438,199)
3% 3/1/51	(8,600,000)	(8,959,283)
3% 3/1/51	(52,200,000)	(54,380,765)
3% 3/1/51	(5,700,000)	(5,938,129)
3% 3/1/51	(14,900,000)	(15,522,479)

TOTAL GINNIE MAE		(232,137,751)

Uniform Mortgage Backed Securities
1.5% 3/1/36	(7,200,000)	(7,292,223)
2% 3/1/51	(34,300,000)	(34,626,519)
2% 3/1/51	(13,850,000)	(13,981,845)
2% 3/1/51	(50,300,000)	(50,778,831)
2% 3/1/51	(23,250,000)	(23,471,328)
2% 3/1/51	(50,300,000)	(50,778,831)
2% 3/1/51	(23,200,000)	(23,420,852)
2% 3/1/51	(13,300,000)	(13,426,609)
2% 3/1/51	(59,400,000)	(59,965,458)
2.5% 3/1/51	(8,600,000)	(8,917,797)
2.5% 3/1/51	(17,400,000)	(18,042,984)
2.5% 3/1/51	(53,650,000)	(55,632,534)
2.5% 3/1/51	(29,100,000)	(30,175,335)
2.5% 3/1/51	(7,000,000)	(7,258,672)
2.5% 3/1/51	(58,500,000)	(60,661,756)
2.5% 3/1/51	(7,700,000)	(7,984,539)
2.5% 3/1/51	(9,700,000)	(10,058,445)
3% 3/1/51	(49,200,000)	(51,519,701)
3% 3/1/51	(11,600,000)	(12,146,921)
3% 3/1/51	(20,900,000)	(21,885,402)
3% 3/1/51	(21,000,000)	(21,990,116)
3% 3/1/51	(62,900,000)	(65,865,634)
3% 3/1/51	(18,400,000)	(19,267,531)
3% 3/1/51	(9,800,000)	(10,262,054)
3% 3/1/51	(3,600,000)	(3,769,734)
3% 3/1/51	(69,900,000)	(73,195,673)
3% 3/1/51	(8,600,000)	(9,005,476)
3% 3/1/51	(18,150,000)	(19,005,743)
3% 3/1/51	(6,750,000)	(7,068,252)
3% 3/1/51	(2,600,000)	(2,722,586)
3% 3/1/51	(7,000,000)	(7,330,039)
3% 3/1/51	(78,700,000)	(82,410,579)
3% 3/1/51	(19,800,000)	(20,733,538)
3% 3/1/51	(8,400,000)	(8,796,047)
3% 3/1/51	(73,350,000)	(76,808,335)
3% 3/1/51	(17,300,000)	(18,115,667)
3.5% 3/1/51	(18,925,000)	(20,076,764)
3.5% 3/1/51	(63,300,000)	(67,152,400)
3.5% 3/1/51	(54,200,000)	(57,498,579)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,153,101,329)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,385,595,141)		$(1,385,239,080)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	96,100,000	$(5,372,113)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	96,100,000	(1,409,630)
TOTAL WRITTEN SWAPTIONS			$(6,781,743)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	675	June 2021	$89,585,156	$(100,874)	$(100,874)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	143	June 2021	17,727,531	(144,404)	(144,404)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	250	June 2021	39,804,688	(541,481)	(541,481)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	126	June 2021	16,722,563	191,688	191,688
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,142	June 2021	472,879,969	184,215	184,215
CBOT 5-Year U.S. Treasury Note Contracts (United States)	254	June 2021	31,488,063	255,473	255,473
TOTAL FUTURES CONTRACTS					$(155,383)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$1,950,000	$(5,569)	$6,028	$459
Sell Protection
CMBX N.A. AAA Index Series 12	NR	Aug. 2061	JPMorgan Securities LLC	0.5%	Monthly	$6,010,000	41,018	(49,528)	(8,510)
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Citigroup Global Markets Ltd.	0.5%	Monthly	3,760,000	10,738	(9,055)	1,683
CMBX N.A. AAA Index Series 13	NR	Dec. 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	5,630,000	16,079	(16,001)	78
TOTAL SELL PROTECTION							67,835	(74,584)	(6,749)

TOTAL CREDIT DEFAULT SWAPS							$62,266	$(68,556)	$(6,290)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$153,330,000	$(31,872)	$0	$(31,872)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	69,358,000	(1,117,624)	0	(1,117,624)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	23,070,000	1,108,555	0	1,108,555
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	610,000	(31,503)	0	(31,503)

TOTAL INTEREST RATE SWAPS							$(72,444)	$0	$(72,444)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,410,569,557 or 7.5% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,616,937.

 (f) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $2,041,389.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,638,466.

 (h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $12,105,743.

 (i) Level 3 security

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Affiliated Fund

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$883,202
Fidelity Corporate Bond Fund	15,929,866
Total	$16,813,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Real Estate Income Fund Class I	$--	$524,272,086	$--	$17,123,941	$--	$30,989,639	$555,261,725
Fidelity Advisor Real Estate Income Fund Class Z	130,711,979	1,148,146	126,148,146	1,148,146	--	(5,711,979)	--
Fidelity Capital & Income Fund	--	50,550,888	52,144,462	626,512	1,593,574	--	--
Fidelity Corporate Bond Fund	502,825,401	222,933,660	--	15,929,866	--	1,510,547	727,269,608
Fidelity Floating Rate High Income Fund	554,823,681	165,174,179	30,000,000	15,174,456	(2,125,984)	45,881,634	733,753,510
Fidelity Global Credit Fund	26,242,053	3,984,414	--	984,414	--	332,616	30,559,083
Fidelity High Income Fund	189,708,266	332,593,313	270,000,000	7,593,503	2,992,145	8,163,499	263,457,223
Fidelity Inflation-Protected Bond Index Fund	417,876,035	205,576,063	--	5,576,065	--	11,036,859	634,488,957
Fidelity Intermediate Bond Fund	--	305,753,216	--	753,283	--	(3,151,011)	302,602,205
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	502,472,950	5,261,130,452	4,934,404,249	187,114	--	--	829,199,153
Fidelity New Markets Income Fund	437,744,286	141,151,708	--	16,152,525	--	20,561,010	599,457,004
Fidelity SAI Long-Term Treasury Bond Index Fund	1,107,985,358	359,010,268	100,000,000	59,010,445	2,024,246	(194,773,353)	1,174,246,519
Fidelity SAI Total Bond Fund	9,212,423,374	1,174,246,733	--	524,237,970	--	(158,467,100)	10,228,203,007
Fidelity SAI U.S. Treasury Bond Index Fund	--	1,567,852,831	--	22,576,356	--	(57,573,957)	1,510,278,874
Fidelity Sustainability Bond Index Fund	25,576,136	418,848	--	418,862	--	(613,008)	25,381,976
Fidelity U.S. Bond Index Fund	101,109,716	962,016,642	--	11,952,144	--	(30,435,219)	1,032,691,139
Total	$13,209,499,235	$11,277,813,447	$5,512,696,857	$699,445,602	$4,483,981	$(332,249,823)	$18,646,849,983

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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